UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2017

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	21

Important Notices	22

Eaton Vance

Greater China Growth Fund

February 28, 2017

Performance1,2

Portfolio Managers June Lui and Christopher Darling, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	2.12%	24.47%	5.06%	4.23%
Class A with 5.75% Maximum Sales Charge	—	—	–3.74	17.32	3.83	3.61
Class B at NAV	06/07/1993	10/28/1992	1.78	23.64	4.33	3.57
Class B with 5% Maximum Sales Charge	—	—	–3.22	18.64	3.99	3.57
Class C at NAV	12/28/1993	10/28/1992	1.75	23.60	4.34	3.57
Class C with 1% Maximum Sales Charge	—	—	0.75	22.60	4.34	3.57
Class I at NAV	10/01/2009	10/28/1992	2.25	24.90	5.36	4.47
MSCI Golden Dragon Index	—	—	6.25%	29.46%	5.11%	5.19%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			2.03%	2.73%	2.73%	1.73%
Net			1.95	2.65	2.65	1.65

Fund Profile

Regional Allocation (% of net assets)[4]

Top 10 Holdings (% of net assets)[4]

Taiwan Semiconductor Manufacturing Co., Ltd.	9.4%

Tencent Holdings, Ltd.	9.3

AIA Group, Ltd.	8.2

China Mobile, Ltd.	4.4

Ping An Insurance (Group) Co. of China, Ltd., Class H	4.0

Hong Kong Exchanges and Clearing, Ltd.	3.8

China Overseas Land & Investment, Ltd.	3.2

Sands China, Ltd.	3.2

Link REIT	3.1

China Construction Bank Corp., Class H	3.0
Total	51.6%

Sector Allocation (% of net assets)[4]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.20	$9.77	**	1.95%
Class B	$1,000.00	$1,017.80	$13.26	**	2.65%
Class C	$1,000.00	$1,017.50	$13.26	**	2.65%
Class I	$1,000.00	$1,022.50	$8.27	**	1.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.10	$9.74	**	1.95%
Class B	$1,000.00	$1,011.70	$13.22	**	2.65%
Class C	$1,000.00	$1,011.70	$13.22	**	2.65%
Class I	$1,000.00	$1,016.60	$8.25	**	1.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater China Growth Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value

China — 44.2%

Auto Components — 2.1%
Nexteer Automotive Group, Ltd.	1,353,000	$1,746,728

		$1,746,728

Automobiles — 1.4%
Great Wall Motor Co., Ltd., Class H	976,500	$1,199,182

		$1,199,182

Banks — 5.9%
China Construction Bank Corp., Class H	3,069,110	$2,526,924
Industrial & Commercial Bank of China, Ltd., Class H	3,646,000	2,389,070

		$4,915,994

Electrical Equipment — 0.5%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	78,500	$422,160

		$422,160

Electronic Equipment, Instruments & Components — 0.9%
AAC Technologies Holdings, Inc.	68,500	$720,620

		$720,620

Food Products — 2.2%
China Mengniu Dairy Co., Ltd.	731,000	$1,437,195
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	426,401

		$1,863,596

Gas Utilities — 1.0%
China Resources Gas Group, Ltd.	274,000	$836,824

		$836,824

Hotels, Restaurants & Leisure — 1.0%
Yum China Holdings, Inc.(1)	30,296	$805,571

		$805,571

Household Durables — 2.3%
Haier Electronics Group Co., Ltd.	1,052,000	$1,935,121

		$1,935,121

Security	Shares	Value

Insurance — 5.5%
China Pacific Insurance (Group) Co., Ltd., Class H	345,000	$1,263,063
Ping An Insurance (Group) Co. of China, Ltd., Class H	638,000	3,398,602

		$4,661,665

Internet Software & Services — 9.3%
Tencent Holdings, Ltd.	295,200	$7,833,709

		$7,833,709

Oil, Gas & Consumable Fuels — 1.0%
China Petroleum & Chemical Corp., Class H	1,134,000	$879,013

		$879,013

Personal Products — 0.5%
Hengan International Group Co., Ltd.	50,000	$426,760

		$426,760

Pharmaceuticals — 0.8%
Sino Biopharmaceutical, Ltd.	827,000	$712,750

		$712,750

Real Estate Management & Development — 3.2%
China Overseas Land & Investment, Ltd.	876,000	$2,694,096

		$2,694,096

Textiles, Apparel & Luxury Goods — 2.2%
ANTA Sports Products, Ltd.	600,000	$1,815,265

		$1,815,265

Wireless Telecommunication Services — 4.4%
China Mobile, Ltd.	331,500	$3,656,472

		$3,656,472

Total China (identified cost $26,128,599)		$37,125,526

Hong Kong — 27.8%

Capital Markets — 3.8%
Hong Kong Exchanges and Clearing, Ltd.	129,721	$3,220,125

		$3,220,125

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.1%
Link REIT	379,000	$2,613,402

		$2,613,402

Food & Staples Retailing — 0.7%
Dairy Farm International Holdings, Ltd.	65,100	$555,247

		$555,247

Food Products — 0.9%
Vitasoy International Holdings, Ltd.	406,000	$798,772

		$798,772

Hotels, Restaurants & Leisure — 3.2%
Sands China, Ltd.	634,400	$2,645,639

		$2,645,639

Household Durables — 2.4%
Techtronic Industries Co., Ltd.	561,500	$2,009,225

		$2,009,225

Industrial Conglomerates — 2.0%
CK Hutchison Holdings, Ltd.	137,356	$1,696,570

		$1,696,570

Insurance — 8.2%
AIA Group, Ltd.	1,090,200	$6,881,281

		$6,881,281

Real Estate Management & Development — 3.5%
Cheung Kong Property Holdings, Ltd.	303,856	$2,066,011
Hongkong Land Holdings, Ltd.	125,800	858,473

		$2,924,484

Total Hong Kong (identified cost $17,318,394)		$23,344,745

Luxembourg — 1.1%

Textiles, Apparel & Luxury Goods — 1.1%
Samsonite International SA	285,900	$866,889

		$866,889

Total Luxembourg (identified cost $707,069)		$866,889

Security	Shares	Value

Taiwan — 24.6%

Banks — 2.0%
CTBC Financial Holding Co., Ltd.	2,782,881	$1,660,773

		$1,660,773

Electronic Equipment, Instruments & Components — 6.6%
Delta Electronics, Inc.	221,000	$1,229,493
Hon Hai Precision Industry Co., Ltd.	865,181	2,517,644
Largan Precision Co., Ltd.	12,000	1,780,955

		$5,528,092

Food & Staples Retailing — 2.8%
President Chain Store Corp.	321,000	$2,355,491

		$2,355,491

Insurance — 1.8%
Cathay Financial Holding Co., Ltd.	994,929	$1,561,689

		$1,561,689

Multiline Retail — 1.2%
Poya International Co., Ltd.	87,587	$1,016,878

		$1,016,878

Semiconductors & Semiconductor Equipment — 10.2%
MediaTek, Inc.	91,000	$663,152
Taiwan Semiconductor Manufacturing Co., Ltd.	1,284,839	7,871,607

		$8,534,759

Total Taiwan (identified cost $12,841,157)		$20,657,682

Total Common Stocks (identified cost $56,995,219)		$81,994,842

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.6%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.07%, 3/1/17	$3,029	$3,029,033

Total Short-Term Investments (identified cost $3,029,033)		$3,029,033

Total Investments — 101.3% (identified cost $60,024,252)		$85,023,875

Other Assets, Less Liabilities — (1.3)%		$(1,080,696)

Net Assets — 100.0%		$83,943,179

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2017
Investments, at value (identified cost, $60,024,252)	$85,023,875
Foreign currency, at value (identified cost, $130)	132
Interest receivable	6
Receivable for Fund shares sold	58,212
Receivable from affiliates	103
Total assets	$85,082,328

Liabilities
Payable for investments purchased	$850,593
Payable for Fund shares redeemed	107,583
Payable to affiliates:
Investment adviser fee	70,619
Administration fee	9,630
Distribution and service fees	25,318
Accrued expenses	75,406
Total liabilities	$1,139,149
Net Assets	$83,943,179

Sources of Net Assets
Paid-in capital	$59,280,152
Accumulated net realized gain	1,214,654
Accumulated net investment loss	(1,551,150)
Net unrealized appreciation	24,999,523
Total	$83,943,179

Class A Shares
Net Assets	$63,730,891
Shares Outstanding	3,090,346
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.62
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$21.88

Class B Shares
Net Assets	$1,145,119
Shares Outstanding	58,255
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.66

Class C Shares
Net Assets	$12,739,466
Shares Outstanding	650,320
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$19.59

Class I Shares
Net Assets	$6,327,703
Shares Outstanding	304,836
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$20.76

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2017
Dividends (net of foreign taxes, $52,758)	$440,454
Interest	164
Total investment income	$440,618

Expenses
Investment adviser fee	$468,876
Administration fee	63,938
Distribution and service fees
Class A	95,640
Class B	7,152
Class C	65,277
Trustees’ fees and expenses	2,588
Custodian fee	33,621
Transfer and dividend disbursing agent fees	78,691
Legal and accounting services	32,277
Printing and postage	14,339
Registration fees	26,043
Miscellaneous	11,711
Total expenses	$900,153
Deduct —
Allocation of expenses to affiliates	$28,800
Total expense reductions	$28,800

Net expenses	$871,353

Net investment loss	$(430,735)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,328,594
Foreign currency transactions	(3,057)
Net realized gain	$2,325,537
Change in unrealized appreciation (depreciation) —
Investments	$(353,363)
Foreign currency	153
Net change in unrealized appreciation (depreciation)	$(353,210)

Net realized and unrealized gain	$1,972,327

Net increase in net assets from operations	$1,541,592

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
From operations —
Net investment income (loss)	$(430,735)	$314,220
Net realized gain (loss) from investment and foreign currency transactions	2,325,537	(1,105,066)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(353,210)	10,715,201
Net increase in net assets from operations	$1,541,592	$9,924,355
Distributions to shareholders —
From net investment income
Class A	$(564,031)	$—
Class B	(10,653)	—
Class C	(94,200)	—
Class I	(67,672)	—
From net realized gain
Class A	—	(3,867,942)
Class B	—	(161,000)
Class C	—	(881,191)
Class I	—	(590,097)
Total distributions to shareholders	$(736,556)	$(5,500,230)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,221,079	$1,171,806
Class B	620	10,982
Class C	136,905	518,145
Class I	2,402,056	3,706,815
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	488,197	3,327,923
Class B	10,010	146,428
Class C	75,120	702,943
Class I	57,205	497,338
Cost of shares redeemed
Class A	(5,744,916)	(11,099,476)
Class B	(134,440)	(631,473)
Class C	(1,451,975)	(3,023,054)
Class I	(4,460,144)	(6,331,691)
Net asset value of shares exchanged
Class A	394,865	1,165,331
Class B	(394,865)	(1,165,331)
Net decrease in net assets from Fund share transactions	$(7,400,283)	$(11,003,314)

Net decrease in net assets	$(6,595,247)	$(6,579,189)

Net Assets
At beginning of period	$90,538,426	$97,117,615
At end of period	$83,943,179	$90,538,426

Accumulated net investment loss included in net assets
At end of period	$(1,551,150)	$(383,859)

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Financial Highlights

	Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015		2014	2013		2012
Net asset value — Beginning of period	$20.380		$19.210		$22.200		$18.450	$15.940		$19.220

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.093)		$0.092		$0.020		$0.081	$0.090		$0.124
Net realized and unrealized gain (loss)	0.512		2.210		(2.950)		3.739	2.529		(1.975)

Total income (loss) from operations	$0.419		$2.302		$(2.930)		$3.820	$2.619		$(1.851)

Less Distributions
From net investment income	$(0.179)		$—		$(0.060)		$(0.070)	$(0.109)		$(0.315)
From net realized gain	—		(1.132)		—		—	—		(1.114)

Total distributions	$(0.179)		$(1.132)		$(0.060)		$(0.070)	$(0.109)		$(1.429)

Net asset value — End of period	$20.620		$20.380		$19.210		$22.200	$18.450		$15.940

Total Return(2)	2.12	%(3)(4)	12.50	%(3)	(13.26	)%(3)	20.73%	16.43	%(3)	(9.20	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,731		$66,709		$68,475		$95,911	$91,086		$91,465
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.95	%(3)(6)	1.95	%(3)	1.95	%(3)	1.94%	1.98	%(3)	2.00	%(3)(7)
Net investment income (loss)	(0.93	)%(6)	0.49%		0.09%		0.39%	0.50%		0.75	%(7)
Portfolio Turnover of the Portfolio(8)	—		—		—		—	—		43	%(4)
Portfolio Turnover of the Fund	7	%(4)	8%		53%		33%	54%		4	%(4)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.07%, 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the six months ended February 28, 2017 and the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015		2014	2013		2012
Net asset value — Beginning of period	$19.460		$18.510		$21.490		$17.930	$15.510		$18.690

Income (Loss) From Operations
Net investment loss(1)	$(0.150)		$(0.092)		$(0.198)		$(0.106)	$(0.053)		$(0.006)
Net realized and unrealized gain (loss)	0.488		2.174		(2.782)		3.666	2.473		(1.900)

Total income (loss) from operations	$0.338		$2.082		$(2.980)		$3.560	$2.420		$(1.906)

Less Distributions
From net investment income	$(0.138)		$—		$—		$—	$—		$(0.160)
From net realized gain	—		(1.132)		—		—	—		(1.114)

Total distributions	$(0.138)		$(1.132)		$—		$—	$—		$(1.274)

Net asset value — End of period	$19.660		$19.460		$18.510		$21.490	$17.930		$15.510

Total Return(2)	1.78	%(3)(4)	11.75	%(3)	(13.87	)%(3)	19.85%	15.60	%(3)	(9.83	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,145		$1,666		$3,271		$7,421	$10,602		$13,898
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.65	%(3)(6)	2.65	%(3)	2.65	%(3)	2.64%	2.68	%(3)	2.70	%(3)(7)
Net investment loss	(1.56	)%(6)	(0.51)%		(0.93)%		(0.53)%	(0.30)%		(0.04	)%(7)
Portfolio Turnover of the Portfolio(8)	—		—		—		—	—		43	%(4)
Portfolio Turnover of the Fund	7	%(4)	8%		53%		33%	54%		4	%(4)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.07%, 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the six months ended February 28, 2017 and the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015		2014	2013		2012
Net asset value — Beginning of period	$19.400		$18.450		$21.420		$17.880	$15.460		$18.640

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.154)		$(0.042)		$(0.136)		$(0.073)	$(0.036)		$0.001
Net realized and unrealized gain (loss)	0.483		2.124		(2.834)		3.613	2.456		(1.901)

Total income (loss) from operations	$0.329		$2.082		$(2.970)		$3.540	$2.420		$(1.900)

Less Distributions
From net investment income	$(0.139)		$—		$—		$—	$—		$(0.166)
From net realized gain	—		(1.132)		—		—	—		(1.114)

Total distributions	$(0.139)		$(1.132)		$—		$—	$—		$(1.280)

Net asset value — End of period	$19.590		$19.400		$18.450		$21.420	$17.880		$15.460

Total Return(2)	1.75	%(3)(4)	11.73	%(3)	(13.82	)%(3)	19.80%	15.65	%(3)	(9.82	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,739		$13,856		$15,073		$21,271	$22,471		$23,947
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.65	%(3)(6)	2.65	%(3)	2.65	%(3)	2.64%	2.68	%(3)	2.70	%(3)(7)
Net investment income (loss)	(1.62	)%(6)	(0.24)%		(0.64)%		(0.36)%	(0.20)%		0.01	%(7)
Portfolio Turnover of the Portfolio(8)	—		—		—		—	—		43	%(4)
Portfolio Turnover of the Fund	7	%(4)	8%		53%		33%	54%		4	%(4)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.07%, 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the six months ended February 28, 2017 and the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015		2014	2013		2012
Net asset value — Beginning of period	$20.500		$19.260		$22.240		$18.500	$15.980		$19.290

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.054)		$0.091		$0.100		$0.156	$0.144		$0.170
Net realized and unrealized gain (loss)	0.511		2.281		(2.969)		3.715	2.537		(1.983)

Total income (loss) from operations	$0.457		$2.372		$(2.869)		$3.871	$2.681		$(1.813)

Less Distributions
From net investment income	$(0.197)		$—		$(0.111)		$(0.131)	$(0.161)		$(0.383)
From net realized gain	—		(1.132)		—		—	—		(1.114)

Total distributions	$(0.197)		$(1.132)		$(0.111)		$(0.131)	$(0.161)		$(1.497)

Net asset value — End of period	$20.760		$20.500		$19.260		$22.240	$18.500		$15.980

Total Return(2)	2.25	%(3)(4)	12.90	%(3)	(13.00	)%(3)	20.98%	16.79	%(3)	(8.93	)%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,328		$8,307		$10,298		$9,977	$7,433		$7,354
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.65	%(3)(6)	1.65	%(3)	1.65	%(3)	1.64%	1.68	%(3)	1.69	%(3)(7)
Net investment income (loss)	(0.53	)%(6)	0.49%		0.45%		0.75%	0.79%		1.02	%(7)
Portfolio Turnover of the Portfolio(8)	—		—		—		—	—		43	%(4)
Portfolio Turnover of the Fund	7	%(4)	8%		53%		33%	54%		4	%(4)(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and sub-adviser to the Portfolio or Fund reimbursed certain operating expenses (equal to 0.07%, 0.08%, 0.01%, 0.05% and 0.10% of average daily net assets for the six months ended February 28, 2017 and the years ended August 31, 2016, 2015, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to August 1, 2012 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Greater China Growth Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $55,184 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2016, $55,184 are short-term.

Additionally, at August 31, 2016, the Fund had a net capital loss of $1,042,900 attributable to security transactions incurred after October 31, 2015 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2017.

16

Eaton Vance

Greater China Growth Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,420,910

Gross unrealized appreciation	$27,137,822
Gross unrealized depreciation	(2,534,857)

Net unrealized appreciation	$24,602,965

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2017, the investment adviser fee amounted to $468,876 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its investment adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2017, the administration fee amounted to $63,938.

BMR and BMO GAM (Asia) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2017. Pursuant to this agreement, BMR and BMO GAM (Asia) were allocated $28,800 in total of the Fund’s operating expenses for the six months ended February 28, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2017, EVM earned $9,652 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $537 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2017. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2017 amounted to $95,640 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2017, the Fund paid or accrued to EVD $5,364 and $48,958 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2017 amounted to $1,788 and $16,319 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

17

Eaton Vance

Greater China Growth Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2017, the Fund was informed that EVD received less than $100 of CDSCs paid by each of Class B and Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,706,041 and $13,970,128, respectively, for the six months ended February 28, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	59,708	62,797
Issued to shareholders electing to receive payments of distributions in Fund shares	25,374	177,489
Redemptions	(287,523)	(594,384)
Exchange from Class B shares	19,948	61,900

Net decrease	(182,493)	(292,198)

Class B	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	34	610
Issued to shareholders electing to receive payments of distributions in Fund shares	545	8,140
Redemptions	(7,023)	(35,315)
Exchange to Class A shares	(20,910)	(64,517)

Net decrease	(27,354)	(91,082)

Class C	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	7,132	28,966
Issued to shareholders electing to receive payments of distributions in Fund shares	4,105	39,205
Redemptions	(75,269)	(170,570)

Net decrease	(64,032)	(102,399)

18

Eaton Vance

Greater China Growth Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	115,966	193,183
Issued to shareholders electing to receive payments of distributions in Fund shares	2,956	26,426
Redemptions	(219,209)	(349,205)

Net decrease	(100,287)	(129,596)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2017.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Greater China Growth Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$805,571	$13,234,927		$—	$14,040,498
Consumer Staples	—	5,999,866		—	5,999,866
Energy	—	879,013		—	879,013
Financials	—	22,901,527		—	22,901,527
Health Care	—	712,750		—	712,750
Industrials	—	2,118,730		—	2,118,730
Information Technology	—	22,617,180		—	22,617,180
Real Estate	—	8,231,982		—	8,231,982
Telecommunication Services	—	3,656,472		—	3,656,472
Utilities	—	836,824		—	836,824

Total Common Stocks	$805,571	$81,189,271	*	$—	$81,994,842

Short-Term Investments	$—	$3,029,033		$—	$3,029,033

Total Investments	$805,571	$84,218,304		$—	$85,023,875

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Greater China Growth Fund

February 28, 2017

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.28.17

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Semiannual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2017

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	27

Important Notices	28

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	4.86%	14.89%	6.02%	7.05%
Class A with 5.75% Maximum Sales Charge	—	—	–1.20	8.25	4.76	5.89
Class C at NAV	09/30/2011	09/30/2011	4.44	14.04	5.24	6.24
Class C with 1% Maximum Sales Charge	—	—	3.44	13.04	5.24	6.24
Class I at NAV	09/30/2011	09/30/2011	4.95	15.22	6.29	7.31
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–2.19%	1.42%	2.23%	2.43%
MSCI All Country World Index	—	—	7.53	22.07	8.25	11.12
Blended Index	—	—	1.62	9.33	4.77	6.02

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.38%	2.13%	1.13%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Fund Profile

Country Allocation (% of net assets)[4,5]

Top 10 Holdings (% of net assets)[4,6]

iShares 0-5 Year High Yield Corporate Bond ETF	9.0%

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	7.4

E-mini MSCI Emerging Markets Index Futures Contracts	6.9

Russell 2000 Index Mini Futures Contracts	3.9

iShares MBS ETF	3.1

VanEck Vectors Junior Gold Miners ETF	2.9

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2.0

Apple, Inc.	1.5

Microsoft Corp.	1.0

U.S. Treasury Note, 1.50% 12/31/18	0.9
Total	38.6%

Asset Allocation (% of net assets)[4,5]

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The blended index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI All Country World Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,048.60	$6.50	1.28%
Class C	$1,000.00	$1,044.40	$10.29	2.03%
Class I	$1,000.00	$1,049.50	$5.23	1.03%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.41	1.28%
Class C	$1,000.00	$1,014.70	$10.14	2.03%
Class I	$1,000.00	$1,019.70	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 55.7%

Security	Shares	Value

Aerospace & Defense — 0.7%
Airbus SE	5,929	$435,642
Boeing Co. (The)	9,508	1,713,627
United Technologies Corp.	14,210	1,599,335

		$3,748,604

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	17,348	$1,834,724

		$1,834,724

Airlines — 0.1%
Norwegian Air Shuttle ASA(1)	14,772	$462,770

		$462,770

Auto Components — 0.2%
Compagnie Generale des Etablissements Michelin, Class B	4,341	$488,771
Delphi Automotive PLC	10,314	785,205

		$1,273,976

Automobiles — 0.1%
Bayerische Motoren Werke AG	5,145	$459,428

		$459,428

Banks — 5.2%
Bankinter SA	55,149	$424,905
Chemical Financial Corp.	33,165	1,766,700
Citigroup, Inc.	50,312	3,009,161
Commerzbank AG	63,645	485,163
CVB Financial Corp.	67,727	1,608,516
Glacier Bancorp, Inc.	45,493	1,679,602
Great Western Bancorp, Inc.	26,219	1,120,600
HSBC Holdings PLC	312,052	2,506,428
ING Groep NV	36,819	507,240
JPMorgan Chase & Co.	42,023	3,808,124
Old National Bancorp	96,921	1,778,500
PNC Financial Services Group, Inc. (The)	16,420	2,089,117
Skandinaviska Enskilda Banken AB, Class A	62,206	710,791
Societe Generale SA	16,922	752,142
Standard Chartered PLC(1)	61,269	549,192
SunTrust Banks, Inc.	14,725	875,990
Svenska Handelsbanken AB, Class A	47,039	653,120
U.S. Bancorp	41,708	2,293,940
United Bankshares, Inc.	38,676	1,730,751

Security	Shares	Value

Banks (continued)
Westamerica Bancorporation	23,753	$1,374,111

		$29,724,093

Beverages — 0.5%
Anheuser-Busch InBev SA/NV	3,486	$381,321
Coca-Cola Co. (The)	27,250	1,143,410
Diageo PLC	19,466	548,841
PepsiCo, Inc.	6,394	705,770

		$2,779,342

Capital Markets — 4.0%
3i Group PLC	139,237	$1,189,732
Ameriprise Financial, Inc.	13,321	1,751,712
Bank of New York Mellon Corp. (The)	35,638	1,679,975
BlackRock, Inc.	3,750	1,452,975
Charles Schwab Corp. (The)	43,049	1,739,610
CME Group, Inc.	5,707	693,172
Credit Suisse Group AG	37,338	563,320
Deutsche Boerse AG	4,204	356,826
FactSet Research Systems, Inc.	3,953	703,239
Franklin Resources, Inc.	37,833	1,628,332
Goldman Sachs Group, Inc. (The)	9,425	2,337,966
Intercontinental Exchange, Inc.	11,525	658,423
Moody’s Corp.	12,262	1,365,619
Morgan Stanley	20,838	951,672
Northern Trust Corp.	19,288	1,684,807
S&P Global, Inc.	5,600	725,032
Schroders PLC	15,109	575,748
State Street Corp.	9,274	739,231
T. Rowe Price Group, Inc.	19,867	1,414,729
UBS Group AG	35,317	544,441

		$22,756,561

Chemicals — 2.7%
AdvanSix, Inc.(1)	574	$15,659
Air Liquide SA	3,708	400,728
Air Products and Chemicals, Inc.	5,146	722,859
Akzo Nobel NV	7,500	502,844
Arkema SA	4,333	420,041
BASF SE	6,541	608,534
Clariant AG	31,419	587,172
Croda International PLC	16,485	717,643
Dow Chemical Co. (The)	15,575	969,699
E.I. du Pont de Nemours & Co.	11,513	904,231
Eastman Chemical Co.	7,451	597,943

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)
Ecolab, Inc.	7,259	$899,898
Givaudan SA	226	410,410
HB Fuller Co.	13,485	666,294
Koninklijke DSM NV	10,310	677,721
LyondellBasell Industries NV, Class A	7,059	644,063
Monsanto Co.	7,591	864,084
PPG Industries, Inc.	9,992	1,023,481
Praxair, Inc.	7,747	919,646
RPM International, Inc.	23,404	1,247,199
Sherwin-Williams Co. (The)	2,189	675,394
Sika AG	68	382,686
Symrise AG	7,088	440,489

		$15,298,718

Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	36,874	$1,504,090
Deluxe Corp.	8,990	661,574
ISS A/S	10,072	391,914
Tetra Tech, Inc.	40,473	1,629,038
UniFirst Corp.	10,635	1,415,519

		$5,602,135

Communications Equipment — 0.7%
Cisco Systems, Inc.	64,577	$2,207,242
InterDigital, Inc.	15,598	1,311,012
Nokia Oyj	99,635	510,127

		$4,028,381

Construction & Engineering — 0.1%
Vinci SA	6,210	$447,708

		$447,708

Construction Materials — 0.2%
CRH PLC	11,871	$401,318
HeidelbergCement AG	5,466	510,322

		$911,640

Consumer Finance — 0.7%
American Express Co.	21,831	$1,747,790
Capital One Financial Corp.	18,761	1,760,907
Discover Financial Services	10,825	770,091

		$4,278,788

Security	Shares	Value

Containers & Packaging — 0.4%
Avery Dennison Corp.	8,728	$704,437
Ball Corp.	9,325	685,667
International Paper Co.	13,376	704,915

		$2,095,019

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,109,853

		$1,109,853

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	20,332	$3,485,311

		$3,485,311

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	58,680	$2,452,237
Deutsche Telekom AG	32,699	564,624
Telefonica SA	51,639	525,682
Verizon Communications, Inc.	28,449	1,411,924

		$4,954,467

Electric Utilities — 0.3%
American Electric Power Co., Inc.	8,452	$566,030
Duke Energy Corp.	7,189	593,452
NextEra Energy, Inc.	4,769	624,739

		$1,784,221

Electrical Equipment — 0.2%
ABB, Ltd.	33,830	$764,228
Schneider Electric SE	5,661	383,563

		$1,147,791

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	13,259	$780,955
Corning, Inc.	27,354	755,244
TE Connectivity, Ltd.	11,636	866,533
Vishay Intertechnology, Inc.	81,491	1,291,632

		$3,694,364

Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	11,543	$695,812
Halliburton Co.	22,955	1,227,174
Helmerich & Payne, Inc.	9,002	615,467
John Wood Group PLC	56,922	534,241

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger, Ltd.	22,107	$1,776,519
SEACOR Holdings, Inc.(1)	18,390	1,266,151
Subsea 7 SA(1)	36,350	513,459
TechnipFMC PLC(1)	19,885	642,683

		$7,271,506

Equity Real Estate Investment Trusts (REITs) — 0.6%
British Land Co. PLC (The)	60,883	$466,286
Derwent London PLC	15,238	533,358
Hammerson PLC	101,837	743,490
Klepierre	7,932	294,602
Land Securities Group PLC	40,111	530,464
Merlin Properties Socimi SA	44,406	503,196
Unibail-Rodamco SE	1,626	370,508

		$3,441,904

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	3,575	$633,419
CVS Health Corp.	8,391	676,147
Wal-Mart Stores, Inc.	14,872	1,054,871
Walgreens Boots Alliance, Inc.	11,025	952,339

		$3,316,776

Food Products — 0.3%
Mondelez International, Inc., Class A	13,442	$590,373
Nestle SA	15,758	1,162,911

		$1,753,284

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	15,318	$857,042
Compass Group PLC	45,190	839,538
InterContinental Hotels Group PLC	12,826	604,370
McDonald’s Corp.	16,215	2,069,845
Panera Bread Co., Class A(1)	2,608	601,926
Starbucks Corp.	30,627	1,741,758
Whitbread PLC	10,200	484,488
Wyndham Worldwide Corp.	19,660	1,636,498

		$8,835,465

Household Products — 0.5%
Procter & Gamble Co. (The)	23,399	$2,130,947
Reckitt Benckiser Group PLC	5,511	500,397

		$2,631,344

Security	Shares	Value

Industrial Conglomerates — 1.6%
3M Co.	10,098	$1,881,762
General Electric Co.	115,246	3,435,483
Honeywell International, Inc.	14,359	1,787,695
Roper Technologies, Inc.	4,319	903,535
Siemens AG	6,484	842,925

		$8,851,400

Insurance — 5.6%
Aflac, Inc.	8,621	$623,729
Ageas	16,133	613,330
Alleghany Corp.(1)	2,535	1,637,103
Allianz SE	6,358	1,107,355
Allstate Corp. (The)	19,504	1,602,449
American Financial Group, Inc.	17,795	1,673,798
American International Group, Inc.	28,850	1,844,092
Aon PLC	12,000	1,387,800
Assicurazioni Generali SpA	27,539	393,910
Aviva PLC	110,145	679,913
AXA SA	25,302	597,583
Baloise Holding AG	4,900	637,725
Chubb, Ltd.	12,882	1,779,906
Hartford Financial Services Group, Inc.	31,541	1,542,039
Loews Corp.	32,840	1,542,823
Marsh & McLennan Cos., Inc.	19,817	1,456,153
MetLife, Inc.	30,079	1,577,343
NN Group NV	12,866	400,370
Progressive Corp. (The)	42,675	1,672,006
Prudential Financial, Inc.	16,557	1,830,211
Prudential PLC	37,078	741,006
Sampo Oyj, Class A	11,539	525,264
SCOR SE	13,852	500,766
St. James’s Place PLC	41,750	547,087
Swiss Life Holding AG	1,968	619,090
Swiss Re AG	8,587	768,071
Travelers Cos., Inc. (The)	12,122	1,481,793
Willis Towers Watson PLC	10,532	1,352,625
Zurich Insurance Group AG	1,993	550,014

		$31,685,354

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	5,059	$4,275,057
Priceline Group, Inc. (The)(1)	753	1,298,270

		$5,573,327

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet Software & Services — 2.0%
Alphabet, Inc., Class A(1)	4,034	$3,408,447
Alphabet, Inc., Class C(1)	2,970	2,444,934
eBay, Inc.(1)	26,952	913,673
Facebook, Inc., Class A(1)	26,030	3,528,106
Rightmove PLC	9,075	442,358
Yahoo! Inc.(1)	16,486	752,751

		$11,490,269

IT Services — 3.1%
Accenture PLC, Class A	11,824	$1,448,440
Amadeus IT Group SA	7,965	369,901
Automatic Data Processing, Inc.	12,328	1,265,099
Cardtronics PLC, Class A(1)	30,418	1,340,825
Cognizant Technology Solutions Corp., Class A(1)	10,465	620,261
Fidelity National Information Services, Inc.	13,807	1,135,902
Fiserv, Inc.(1)	14,599	1,684,725
Indra Sistemas SA(1)	45,390	572,191
International Business Machines Corp.	13,853	2,491,046
InterXion Holding NV(1)	16,178	629,324
Mastercard, Inc., Class A	17,356	1,917,144
Paychex, Inc.	18,639	1,144,807
PayPal Holdings, Inc.(1)	17,268	725,256
Visa, Inc., Class A	27,904	2,453,878

		$17,798,799

Machinery — 0.8%
Atlas Copco AB, Class B	14,486	$427,507
Caterpillar, Inc.	10,734	1,037,548
Cummins, Inc.	5,349	794,273
Ingersoll-Rand PLC	11,639	923,671
ITT, Inc.	14,553	596,236
Schindler Holding AG PC	3,347	647,260
Wartsila Oyj Abp	8,196	420,839

		$4,847,334

Media — 1.7%
Comcast Corp., Class A	76,508	$2,862,929
Liberty Global PLC, Class C(1)	17,454	612,461
Omnicom Group, Inc.	23,951	2,038,230
Twenty-First Century Fox, Inc., Class A	39,475	1,181,092
Vivendi SA	17,913	315,399
Walt Disney Co. (The)	24,287	2,673,756

		$9,683,867

Security	Shares	Value

Metals & Mining — 0.6%
Commercial Metals Co.	47,650	$1,006,845
Kaiser Aluminum Corp.	14,029	1,105,906
Rio Tinto PLC	18,697	766,319
Salzgitter AG	11,926	435,174

		$3,314,244

Multi-Utilities — 0.1%
Dominion Resources, Inc.	7,454	$578,729

		$578,729

Multiline Retail — 0.2%
Nordstrom, Inc.	9,396	$438,417
Target Corp.	10,326	606,859

		$1,045,276

Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	25,769	$2,899,013
ConocoPhillips	18,025	857,449
ENI SpA	38,233	589,829
EOG Resources, Inc.	11,277	1,093,756
Exxon Mobil Corp.	49,278	4,007,287
Frontline Ltd.	60,918	424,083
Kinder Morgan, Inc.	29,238	623,062
Koninklijke Vopak NV	7,048	298,483
Neste Oyj	9,719	338,287
Occidental Petroleum Corp.	16,877	1,106,287
Phillips 66	13,279	1,038,285
Pioneer Natural Resources Co.	3,827	711,707
Repsol SA	25,465	376,711
Statoil ASA	18,205	320,976
Total SA	20,551	1,025,411
Valero Energy Corp.	8,404	571,052

		$16,281,678

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	17,781	$421,706

		$421,706

Personal Products — 0.1%
Unilever NV	7,367	$348,740

		$348,740

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 1.0%
GlaxoSmithKline PLC	34,751	$711,107
Johnson & Johnson	26,578	3,248,097
Novartis AG	9,842	768,580
Roche Holding AG PC	2,975	724,128
Sanofi	5,461	471,055

		$5,922,967

Professional Services — 0.3%
Bureau Veritas SA	16,902	$322,556
RELX PLC	68,895	1,286,734
Wolters Kluwer NV	9,731	398,839

		$2,008,129

Real Estate Management & Development — 0.1%
Swiss Prime Site AG	7,452	$647,157

		$647,157

Road & Rail — 0.3%
Union Pacific Corp.	18,717	$2,020,313

		$2,020,313

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc.(1)	32,426	$2,013,655
Analog Devices, Inc.	9,280	760,310
Applied Materials, Inc.	26,727	968,052
ASML Holding NV	4,381	532,556
Broadcom, Ltd.	4,897	1,032,924
Intel Corp.	63,013	2,281,071
MKS Instruments, Inc.	32,822	2,153,123
QUALCOMM, Inc.	18,442	1,041,604
Silicon Laboratories, Inc.(1)	24,701	1,667,317
Texas Instruments, Inc.	16,098	1,233,429
Versum Materials, Inc.(1)	2,573	77,988
Xperi Corp.	36,976	1,325,590

		$15,087,619

Software — 2.4%
Adobe Systems, Inc.(1)	7,746	$916,662
CDK Global, Inc.	11,853	787,395
Dassault Systemes SE	5,014	405,061
Dell Technologies, Inc., Class V(1)	3,693	234,468
Intuit, Inc.	10,466	1,312,855
Microsoft Corp.	90,140	5,767,157
Oracle Corp.	43,086	1,835,033

Security	Shares	Value

Software (continued)
Sage Group PLC (The)	63,474	$508,694
salesforce.com, inc.(1)	8,707	708,314
SAP SE	9,633	897,336

		$13,372,975

Specialty Retail — 1.1%
Hennes & Mauritz AB, Class B	13,505	$356,065
Home Depot, Inc. (The)	20,387	2,954,280
Lowe’s Cos., Inc.	20,509	1,525,254
TJX Cos., Inc. (The)	16,426	1,288,620

		$6,124,219

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	63,149	$8,650,781
Electronics for Imaging, Inc.(1)	27,656	1,274,112
Hewlett Packard Enterprise Co.	32,906	750,915

		$10,675,808

Textiles, Apparel & Luxury Goods — 0.5%
Compagnie Financiere Richemont SA, Class A	7,197	$530,125
Hermes International	1,135	495,948
NIKE, Inc., Class B	24,416	1,395,618
Swatch Group AG (The), Bearer Shares	1,781	592,394

		$3,014,085

Thrifts & Mortgage Finance — 0.4%
Aareal Bank AG	17,381	$640,829
Astoria Financial Corp.	76,713	1,418,423

		$2,059,252

Tobacco — 0.5%
Altria Group, Inc.	12,151	$910,353
British American Tobacco PLC	12,060	761,764
Philip Morris International, Inc.	11,064	1,209,849

		$2,881,966

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC	293,269	$734,453

		$734,453

Total Common Stocks (identified cost $263,709,087)		$315,597,839

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 4.8%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,443,842
0.75%, 3/31/18	1,736	1,731,428
0.875%, 3/31/18	1,998	1,995,199
0.875%, 4/15/19	1,003	994,634
1.00%, 8/15/18	3,282	3,278,403
1.25%, 11/30/18	1,776	1,777,994
1.375%, 7/31/18	2,671	2,682,542
1.375%, 9/30/18	433	435,043
1.50%, 8/31/18	1,232	1,239,186
1.50%, 12/31/18	5,263	5,291,787
2.375%, 5/31/18	721	732,935
2.375%, 6/30/18	4,840	4,926,118
2.875%, 3/31/18	755	770,264

Total U.S. Treasury Obligations (identified cost $27,245,620)		$27,299,375

Exchange-Traded Funds (2) — 27.7%

Security	Shares	Value

Equity Funds — 6.2%
iShares MSCI Brazil Capped ETF	94,300	$3,557,939
iShares MSCI South Korea Capped ETF	63,800	3,736,128
iShares MSCI Taiwan Capped ETF	112,600	3,647,114
VanEck Vectors Junior Gold Miners ETF	442,676	16,348,025
VanEck Vectors Russia ETF	191,700	3,866,589
WisdomTree India Earnings Fund	162,800	3,689,048

		$34,844,843

Fixed Income Funds — 19.5%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,644,000	$41,741,160
iShares 0-5 Year High Yield Corporate Bond ETF	1,067,100	51,220,800
iShares MBS ETF	166,000	17,720,500

		$110,682,460

Short-Term Fixed Income Funds — 2.0%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,067,926

		$11,067,926

Total Exchange-Traded Funds (identified cost $151,504,022)		$156,595,229

Short-Term Investments — 11.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(3)	64,229,652	$64,248,921

Total Short-Term Investments (identified cost $64,240,594)		$64,248,921

Total Investments — 99.6% (identified cost $506,699,323)		$563,741,364

Other Assets, Less Liabilities — 0.4%		$2,514,148

Net Assets — 100.0%		$566,255,512

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	60.4%	$342,401,158
United Kingdom	3.8	21,406,199
Switzerland	2.1	11,766,245
France	1.4	8,127,484
Germany	1.3	7,349,005
Netherlands	0.7	3,947,377
Spain	0.5	2,772,586
Finland	0.4	2,216,223
Sweden	0.4	2,147,483
Norway	0.2	1,207,829
Singapore	0.2	1,032,924
Belgium	0.2	994,651
Italy	0.1	983,739
Ireland	0.1	401,318
Denmark	0.1	391,914
Exchange-Traded Funds	27.7	156,595,229

Total Investments	99.6%	$563,741,364

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	25,000,000	USD	26,545,000	Morgan Stanley & Co. International PLC	3/3/17	$—	$(59,085)
GBP	15,000,000	USD	18,694,500	Morgan Stanley & Co. International PLC	3/3/17	—	(81,467)
USD	26,915,000	EUR	25,000,000	Morgan Stanley & Co. International PLC	3/3/17	429,085	—
USD	18,975,750	GBP	15,000,000	Morgan Stanley & Co. International PLC	3/3/17	362,717	—
USD	26,582,750	EUR	25,000,000	Morgan Stanley & Co. International PLC	4/3/17	58,013	—
USD	18,709,425	GBP	15,000,000	Morgan Stanley & Co. International PLC	4/3/17	81,071	—

						$930,886	$(140,552)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	840	Long	Mar-17	$36,907,500	$39,093,600	$2,186,100
Russell 2000 Index Mini	320	Long	Mar-17	21,823,426	22,160,000	336,574

						$2,522,674

Abbreviations:

PC	–	Participation Certificate

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $442,458,729)	$499,492,443
Affiliated investment, at value (identified cost, $64,240,594)	64,248,921
Restricted cash*	2,736,019
Foreign currency, at value (identified cost, $13,159)	13,123
Dividends receivable	618,371
Interest receivable	76,844
Dividends receivable from affiliated investment	46,041
Receivable for Fund shares sold	2,152,097
Receivable for open forward foreign currency exchange contracts	930,886
Tax reclaims receivable	245,283
Total assets	$570,560,028

Liabilities
Payable for Fund shares redeemed	$2,882,250
Payable for variation margin on open financial futures contracts	676,800
Payable for open forward foreign currency exchange contracts	140,552
Payable to affiliates:
Investment adviser and administration fee	386,374
Distribution and service fees	118,292
Accrued expenses	100,248
Total liabilities	$4,304,516
Net Assets	$566,255,512

Sources of Net Assets
Paid-in capital	$515,546,102
Accumulated net realized loss	(11,033,138)
Accumulated undistributed net investment income	1,405,054
Net unrealized appreciation	60,337,494
Total	$566,255,512

Class A Shares
Net Assets	$95,589,021
Shares Outstanding	7,014,148
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.63
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.46

Class C Shares
Net Assets	$130,091,627
Shares Outstanding	9,710,131
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$13.40

Class I Shares
Net Assets	$340,574,864
Shares Outstanding	24,903,814
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.68

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2017
Dividends (net of foreign taxes, $26,625)	$5,771,990
Interest	189,071
Interest allocated from/dividends from affiliated investment	198,468
Expenses allocated from affiliated investment	(430)
Total investment income	$6,159,099

Expenses
Investment adviser and administration fee	$2,331,157
Distribution and service fees
Class A	113,657
Class C	648,587
Trustees’ fees and expenses	16,188
Custodian fee	79,814
Transfer and dividend disbursing agent fees	133,655
Legal and accounting services	42,060
Printing and postage	18,674
Registration fees	43,496
Miscellaneous	18,057
Total expenses	$3,445,345

Net investment income	$2,713,754

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(763,418)
Investment transactions in/allocated from affiliated investment	8,497
Financial futures contracts	447,720
Foreign currency and forward foreign currency exchange contract transactions	2,124,606
Capital gain distributions received	39,507
Net realized gain	$1,856,912
Change in unrealized appreciation (depreciation) —
Investments	$18,677,246
Investments — affiliated investment	8,327
Financial futures contracts	1,707,154
Foreign currency and forward foreign currency exchange contracts	602,747
Net change in unrealized appreciation (depreciation)	$20,995,474

Net realized and unrealized gain	$22,852,386

Net increase in net assets from operations	$25,566,140

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
From operations —
Net investment income	$2,713,754	$5,610,407
Net realized gain (loss) from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and capital gain distributions received	1,856,912	(4,119,688)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	20,995,474	36,579,660
Net increase in net assets from operations	$25,566,140	$38,070,379
Distributions to shareholders —
From net investment income
Class A	$(428,181)	$(1,377,865)
Class C	—	(773,839)
Class I	(2,272,897)	(3,818,954)
Total distributions to shareholders	$(2,701,078)	$(5,970,658)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,398,450	$27,072,270
Class C	11,206,641	30,003,774
Class I	94,733,127	171,104,145
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	358,028	1,059,397
Class C	—	442,417
Class I	1,201,310	2,266,556
Cost of shares redeemed
Class A	(16,945,625)	(49,741,615)
Class C	(21,408,575)	(42,045,884)
Class I	(43,254,232)	(141,696,795)
Net increase (decrease) in net assets from Fund share transactions	$42,289,124	$(1,535,735)

Net increase in net assets	$65,154,186	$30,563,986

Net Assets
At beginning of period	$501,101,326	$470,537,340
At end of period	$566,255,512	$501,101,326

Accumulated undistributed net investment income included in net assets
At end of period	$1,405,054	$1,392,378

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Financial Highlights

	Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2012(1)
			2016	2015	2014	2013
Net asset value — Beginning of period	$13.060		$12.250	$13.000	$11.600	$11.080		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.071		$0.150	$0.121	$0.126	$0.101		$0.112
Net realized and unrealized gain (loss)	0.561		0.824	(0.697)	1.409	0.572		1.005

Total income (loss) from operations	$0.632		$0.974	$(0.576)	$1.535	$0.673		$1.117

Less Distributions
From net investment income	$(0.062)		$(0.164)	$(0.054)	$(0.047)	$(0.107)		$(0.037)
From net realized gain	—		—	(0.120)	(0.088)	(0.046)		—

Total distributions	$(0.062)		$(0.164)	$(0.174)	$(0.135)	$(0.153)		$(0.037)

Net asset value — End of period	$13.630		$13.060	$12.250	$13.000	$11.600		$11.080

Total Return(3)	4.86	%(4)	8.02%	(4.48)%	13.30%	6.13	%(5)	11.20	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,589		$91,816	$107,566	$100,232	$32,147		$5,007
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.28	%(7)	1.30%	1.30%	1.33%	1.40	%(5)	1.38	%(5)(7)
Net investment income	1.09	%(7)	1.20%	0.95%	0.99%	0.87%		1.12	%(7)
Portfolio Turnover	27	%(4)	51%	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2012(1)
			2016	2015	2014	2013
Net asset value — Beginning of period	$12.830		$12.040	$12.800	$11.470	$11.020		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.021		$0.058	$0.025	$0.025	$0.009		$0.035
Net realized and unrealized gain (loss)	0.549		0.802	(0.675)	1.399	0.564		1.009

Total income (loss) from operations	$0.570		$0.860	$(0.650)	$1.424	$0.573		$1.044

Less Distributions
From net investment income	$—		$(0.070)	$—	$(0.006)	$(0.077)		$(0.024)
From net realized gain	—		—	(0.110)	(0.088)	(0.046)		—

Total distributions	$—		$(0.070)	$(0.110)	$(0.094)	$(0.123)		$(0.024)

Net asset value — End of period	$13.400		$12.830	$12.040	$12.800	$11.470		$11.020

Total Return(3)	4.44	%(4)	7.17%	(5.12)%	12.46%	5.24	%(5)	10.45	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130,092		$134,720	$137,605	$120,373	$29,542		$3,062
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.03	%(7)	2.05%	2.05%	2.08%	2.15	%(5)	2.13	%(5)(7)
Net investment income	0.33	%(7)	0.48%	0.20%	0.20%	0.08%		0.36	%(7)
Portfolio Turnover	27	%(4)	51%	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2012(1)
			2016	2015	2014	2013
Net asset value — Beginning of period	$13.130		$12.310	$13.060	$11.640	$11.100		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.088		$0.184	$0.152	$0.147	$0.140		$0.147
Net realized and unrealized gain (loss)	0.558		0.833	(0.699)	1.423	0.562		0.992

Total income (loss) from operations	$0.646		$1.017	$(0.547)	$1.570	$0.702		$1.139

Less Distributions
From net investment income	$(0.096)		$(0.197)	$(0.083)	$(0.062)	$(0.116)		$(0.039)
From net realized gain	—		—	(0.120)	(0.088)	(0.046)		—

Total distributions	$(0.096)		$(0.197)	$(0.203)	$(0.150)	$(0.162)		$(0.039)

Net asset value — End of period	$13.680		$13.130	$12.310	$13.060	$11.640		$11.100

Total Return(3)	4.95	%(4)	8.34%	(4.24)%	13.56%	6.39	%(5)	11.42	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$340,575		$274,566	$225,366	$218,798	$47,565		$37,038
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.03	%(7)	1.05%	1.05%	1.09%	1.15	%(5)	1.13	%(5)(7)
Net investment income	1.34	%(7)	1.47%	1.19%	1.16%	1.21%		1.50	%(7)
Portfolio Turnover	27	%(4)	51%	48%	42%	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $12,252,840 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2016, $12,252,840 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$506,776,515

Gross unrealized appreciation	$63,194,797
Gross unrealized depreciation	(6,229,948)

Net unrealized appreciation	$56,964,849

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended February 28, 2017, the investment adviser and administration fee amounted to $2,331,157 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2017, EVM earned $2,772 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,483 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2017 amounted to $113,657 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2017, the Fund paid or accrued to EVD $486,440 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2017 amounted to $162,147 for Class C shares.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2017, the Fund was informed that EVD received approximately $12,000 and $11,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$152,856,473	$118,451,188
U.S. Government and Agency Securities	—	9,132,304

	$152,856,473	$127,583,492

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	1,242,630	2,185,846
Issued to shareholders electing to receive payments of distributions in Fund shares	27,289	85,298
Redemptions	(1,284,969)	(4,020,453)

Net decrease	(15,050)	(1,749,309)

Class C	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	862,968	2,480,136
Issued to shareholders electing to receive payments of distributions in Fund shares	—	36,086
Redemptions	(1,654,479)	(3,447,972)

Net decrease	(791,511)	(931,750)

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	7,143,719	13,829,982
Issued to shareholders electing to receive payments of distributions in Fund shares	91,285	181,907
Redemptions	(3,250,355)	(11,394,989)

Net increase	3,984,649	2,616,900

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 28, 2017 is included in the Portfolio of Investments. At February 28, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $140,552. At February 28, 2017, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$2,522,674	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	930,886	(2)	(140,552	)(3)

Total		$3,453,560		$(140,552)

Derivatives not subject to master netting or similar agreements		$2,522,674		$—

Total Derivatives subject to master netting or similar agreements		$930,886		$(140,552)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of February 28, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Morgan Stanley & Co. International PLC	$930,886	$(140,552)	$(594,287)	$—	$196,047

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Morgan Stanley & Co. International PLC	$(140,552)	$140,552	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended February 28, 2017 was as follows:

Risk Derivative		Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$447,720	$1,707,154
Foreign Exchange	Forward foreign currency exchange contracts	2,137,200	612,374

Total		$2,584,920	$2,319,528

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended February 28, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$47,377,000	$60,481,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2017.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$31,952,970	$5,166,526	$—	$37,119,496
Consumer Staples	10,007,478	3,703,974	—	13,711,452
Energy	19,131,704	4,421,480	—	23,553,184
Financials	74,847,998	19,141,361	—	93,989,359
Health Care	3,248,097	2,674,870	—	5,922,967
Industrials	23,738,423	7,232,485	—	30,970,908
Information Technology	71,909,991	4,238,224	—	76,148,215
Materials	14,358,220	7,683,107	—	22,041,327
Real Estate	—	4,089,061	—	4,089,061
Telecommunication Services	3,864,161	1,824,759	—	5,688,920
Utilities	2,362,950	—	—	2,362,950

Total Common Stocks	$255,421,992	$60,175,847 *	$—	$315,597,839

U.S. Treasury Obligations	$—	$27,299,375	$—	$27,299,375
Exchange-Traded Funds	156,595,229	—	—	156,595,229
Short-Term Investments	—	64,248,921	—	64,248,921

Total Investments	$412,017,221	$151,724,143	$—	$563,741,364

Forward Foreign Currency Exchange Contracts	$—	$930,886	$—	$930,886
Futures Contracts	2,522,674	—	—	2,522,674

Total	$414,539,895	$152,655,029	$—	$567,194,924

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(140,552)	$—	$(140,552)

Total	$—	$(140,552)	$—	$(140,552)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2017

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.17

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2017

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	9.24%	22.10%	10.01%	8.70%
Class A with 5.75% Maximum Sales Charge	—	—	2.98	15.07	8.72	7.70
Class C at NAV	10/12/2010	10/12/2010	8.86	21.22	9.20	7.88
Class C with 1% Maximum Sales Charge	—	—	7.86	20.22	9.20	7.88
Class I at NAV	10/12/2010	10/12/2010	9.38	22.41	10.29	8.96
MSCI All Country World Index	—	—	7.53%	22.07%	8.25%	7.90%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.26%	2.01%	1.01%

Fund Profile

Country Allocation (% of net assets)[4,5]

Top 10 Holdings (% of net assets)[4,6]

E-mini MSCI Emerging Markets Index Futures Contracts	9.7%

VanEck Vectors Junior Gold Miners ETF	2.0

Apple, Inc.	2.0

Russell 2000 Index Mini Futures Contracts	1.9

Microsoft Corp.	1.3

VanEck Vectors Russia ETF	1.0

iShares MSCI South Korea Capped ETF	1.0

WisdomTree India Earnings Fund	1.0

iShares MSCI Taiwan Capped ETF	1.0

JPMorgan Chase & Co.	1.0
Total	21.9%

Equity Sector Allocation (% of net assets)[4,5]

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,092.40	$6.49	1.25%
Class C	$1,000.00	$1,088.60	$10.36	2.00%
Class I	$1,000.00	$1,093.80	$5.19	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,014.90	$9.99	2.00%
Class I	$1,000.00	$1,019.80	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 80.3%

Security	Shares	Value

Aerospace & Defense — 0.9%
Airbus SE	15,254	$1,120,809
Boeing Co. (The)	15,449	2,784,373
United Technologies Corp.	37,112	4,176,956

		$8,082,138

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	33,373	$3,529,528

		$3,529,528

Auto Components — 0.3%
Delphi Automotive PLC	37,223	$2,833,787

		$2,833,787

Banks — 6.2%
Chemical Financial Corp.	50,939	$2,713,521
Citigroup, Inc.	74,362	4,447,591
CVB Financial Corp.	120,668	2,865,865
Glacier Bancorp, Inc.	71,620	2,644,210
Great Western Bancorp, Inc.	65,364	2,793,657
HSBC Holdings PLC	502,039	4,032,419
ING Groep NV	129,341	1,781,877
JPMorgan Chase & Co.	92,179	8,353,261
Old National Bancorp	179,530	3,294,376
PacWest Bancorp	37,756	2,080,356
PNC Financial Services Group, Inc. (The)	38,056	4,841,865
SunTrust Banks, Inc.	48,474	2,883,718
Svenska Handelsbanken AB, Class A	73,246	1,016,995
U.S. Bancorp	81,541	4,484,755
United Bankshares, Inc.	78,406	3,508,669
Westamerica Bancorporation	36,798	2,128,764

		$53,871,899

Beverages — 0.2%
PepsiCo, Inc.	17,797	$1,964,433

		$1,964,433

Biotechnology — 0.3%
Celgene Corp.(1)	18,253	$2,254,428

		$2,254,428

Capital Markets — 6.8%
3i Group PLC	445,537	$3,806,960
Ameriprise Financial, Inc.	34,605	4,550,558

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	85,584	$4,034,430
BlackRock, Inc.	9,403	3,643,286
Charles Schwab Corp. (The)	111,830	4,519,050
CME Group, Inc.	18,788	2,281,990
Deutsche Boerse AG	10,871	922,706
FactSet Research Systems, Inc.	13,820	2,458,578
Franklin Resources, Inc.	98,279	4,229,928
Goldman Sachs Group, Inc. (The)	20,657	5,124,175
Intercontinental Exchange, Inc.	37,950	2,168,084
Moody’s Corp.	18,573	2,068,475
Morgan Stanley	68,597	3,132,825
Northern Trust Corp.	50,106	4,376,759
S&P Global, Inc.	18,434	2,386,650
Schroders PLC	88,637	3,377,629
State Street Corp.	30,529	2,433,467
T. Rowe Price Group, Inc.	51,610	3,675,148

		$59,190,698

Chemicals — 3.8%
Air Liquide SA	8,687	$938,815
Air Products and Chemicals, Inc.	12,732	1,788,464
Akzo Nobel NV	14,784	991,207
Chr. Hansen Holding A/S	14,857	885,858
Clariant AG	54,224	1,013,362
Croda International PLC	76,720	3,339,861
Dow Chemical Co. (The)	34,896	2,172,625
E.I. du Pont de Nemours & Co.	27,794	2,182,941
Eastman Chemical Co.	24,530	1,968,532
Ecolab, Inc.	16,670	2,066,580
Givaudan SA	498	904,354
HB Fuller Co.	44,391	2,193,359
LyondellBasell Industries NV, Class A	20,574	1,877,172
Monsanto Co.	19,382	2,206,253
PPG Industries, Inc.	16,554	1,695,626
Praxair, Inc.	15,970	1,895,799
RPM International, Inc.	40,105	2,137,195
Sherwin-Williams Co. (The)	6,244	1,926,524
Symrise AG	14,699	913,481

		$33,098,008

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	65,868	$2,686,756
Deluxe Corp.	29,596	2,177,970
ISS A/S	25,247	982,392
Tetra Tech, Inc.	64,681	2,603,410
UniFirst Corp.	17,119	2,278,539

		$10,729,067

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Communications Equipment — 1.0%
Cisco Systems, Inc.	157,653	$5,388,580
InterDigital, Inc.	33,483	2,814,246

		$8,202,826

Construction & Engineering — 0.1%
Vinci SA	13,147	$947,828

		$947,828

Consumer Finance — 1.3%
American Express Co.	53,967	$4,320,598
Capital One Financial Corp.	48,735	4,574,267
Discover Financial Services	35,634	2,535,003

		$11,429,868

Containers & Packaging — 0.7%
Avery Dennison Corp.	25,585	$2,064,965
Ball Corp.	25,618	1,883,692
International Paper Co.	44,033	2,320,539

		$6,269,196

Distributors — 0.2%
Genuine Parts Co.	18,386	$1,759,724

		$1,759,724

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	40,394	$6,924,340

		$6,924,340

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	121,928	$5,095,371
Deutsche Telekom AG	53,872	930,225
Verizon Communications, Inc.	38,279	1,899,787

		$7,925,383

Electric Utilities — 0.6%
American Electric Power Co., Inc.	21,480	$1,438,515
Duke Energy Corp.	22,627	1,867,859
NextEra Energy, Inc.	15,213	1,992,903

		$5,299,277

Electrical Equipment — 0.1%
Schneider Electric SE	15,206	$1,030,287

		$1,030,287

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.2%
CDW Corp.	43,650	$2,570,985
Corning, Inc.	90,047	2,486,198
TE Connectivity, Ltd.	35,965	2,678,313
Vishay Intertechnology, Inc.	145,634	2,308,299

		$10,043,795

Energy Equipment & Services — 2.8%
Baker Hughes, Inc.	38,000	$2,290,640
Halliburton Co.	60,091	3,212,465
Helmerich & Payne, Inc.	29,635	2,026,145
John Wood Group PLC	361,982	3,397,378
Schlumberger, Ltd.	81,150	6,521,214
SEACOR Holdings, Inc.(1)	35,598	2,450,922
Subsea 7 SA(1)	123,015	1,737,637
TechnipFMC PLC(1)	65,459	2,115,635

		$23,752,036

Equity Real Estate Investment Trusts (REITs) — 0.7%
Derwent London PLC	37,963	$1,328,775
Hammerson PLC	209,329	1,528,265
Land Securities Group PLC	98,460	1,302,125
Merlin Properties Socimi SA	82,460	934,413
Unibail-Rodamco SE	3,712	845,833

		$5,939,411

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	21,476	$1,855,097

		$1,855,097

Food Products — 0.4%
Nestle SA	50,949	$3,759,942

		$3,759,942

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	54,110	$3,027,455
Compass Group PLC	211,190	3,923,478
InterContinental Hotels Group PLC	22,401	1,055,551
McDonald’s Corp.	32,051	4,091,310
Panera Bread Co., Class A(1)	8,586	1,981,649
Starbucks Corp.	51,170	2,910,038
Whitbread PLC	54,750	2,600,558
Wyndham Worldwide Corp.	44,562	3,709,341

		$23,299,380

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 0.4%
Procter & Gamble Co. (The)	17,702	$1,612,121
Reckitt Benckiser Group PLC	18,141	1,647,197

		$3,259,318

Industrial Conglomerates — 1.9%
3M Co.	33,103	$6,168,744
General Electric Co.	166,823	4,972,994
Honeywell International, Inc.	12,952	1,612,524
Roper Technologies, Inc.	11,167	2,336,136
Siemens AG	12,865	1,672,459

		$16,762,857

Insurance — 7.1%
Aflac, Inc.	28,380	$2,053,293
Alleghany Corp.(1)	4,804	3,102,423
Allianz SE	5,236	911,939
Allstate Corp. (The)	50,667	4,162,801
American Financial Group, Inc.	43,045	4,048,813
American International Group, Inc.	59,453	3,800,236
Aon PLC	31,173	3,605,158
Chubb, Ltd.	27,475	3,796,221
Hartford Financial Services Group, Inc.	81,934	4,005,753
Loews Corp.	85,308	4,007,770
Marsh & McLennan Cos., Inc.	30,146	2,215,128
MetLife, Inc.	78,136	4,097,452
Progressive Corp. (The)	110,857	4,343,377
Prudential Financial, Inc.	43,011	4,754,436
Prudential PLC	174,843	3,494,245
Sampo Oyj, Class A	20,903	951,520
SCOR SE	29,277	1,058,398
Travelers Cos., Inc. (The)	29,957	3,661,944
Willis Towers Watson PLC	27,361	3,513,973

		$61,584,880

Internet & Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	7,700	$6,506,808
Priceline Group, Inc. (The)(1)	1,790	3,086,193

		$9,593,001

Internet Software & Services — 3.1%
Alphabet, Inc., Class A(1)	8,261	$6,979,967
Alphabet, Inc., Class C(1)	8,283	6,818,648
eBay, Inc.(1)	55,778	1,890,874
Facebook, Inc., Class A(1)	57,296	7,765,900

Security	Shares	Value

Internet Software & Services (continued)
United Internet AG	23,762	$978,115
Yahoo! Inc.(1)	44,381	2,026,437

		$26,459,941

IT Services — 5.9%
Accenture PLC, Class A	33,823	$4,143,318
Amadeus IT Group SA	21,194	984,266
Automatic Data Processing, Inc.	63,778	6,544,898
Capgemini SA	10,759	921,530
Cardtronics PLC, Class A(1)	54,808	2,415,937
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,128,975
Fidelity National Information Services, Inc.	20,781	1,709,653
Fiserv, Inc.(1)	59,000	6,808,600
International Business Machines Corp.	21,100	3,794,202
InterXion Holding NV(1)	53,257	2,071,697
Mastercard, Inc., Class A	48,637	5,372,443
Paychex, Inc.	99,122	6,088,073
PayPal Holdings, Inc.(1)	55,778	2,342,676
Visa, Inc., Class A	71,946	6,326,931

		$50,653,199

Leisure Products — 0.1%
Mattel, Inc.	46,130	$1,186,925

		$1,186,925

Machinery — 1.4%
Caterpillar, Inc.	23,886	$2,308,821
Cummins, Inc.	7,370	1,094,371
Ingersoll-Rand PLC	61,728	4,898,734
ITT, Inc.	47,907	1,962,750
Schindler Holding AG PC	5,331	1,030,935
Wartsila Oyj Abp	21,472	1,102,520

		$12,398,131

Media — 2.5%
Comcast Corp., Class A	164,788	$6,166,367
Liberty Global PLC, Class C(1)	43,579	1,529,187
Omnicom Group, Inc.	70,416	5,992,401
ProSiebenSat.1 Media SE	20,836	834,621
Twenty-First Century Fox, Inc., Class A	66,904	2,001,768
Walt Disney Co. (The)	49,221	5,418,740

		$21,943,084

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 1.0%
Commercial Metals Co.	105,055	$2,219,812
Kaiser Aluminum Corp.	21,548	1,698,629
Rio Tinto PLC	117,919	4,833,051

		$8,751,492

Multi-Utilities — 0.2%
Dominion Resources, Inc.	24,540	$1,905,286

		$1,905,286

Multiline Retail — 0.4%
Nordstrom, Inc.	33,595	$1,567,543
Target Corp.	28,315	1,664,072

		$3,231,615

Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	60,676	$6,826,050
ConocoPhillips	41,904	1,993,373
ENI SpA	121,789	1,878,867
EOG Resources, Inc.	28,508	2,764,991
Exxon Mobil Corp.	100,303	8,156,640
Galp Energia SGPS SA, Class B	74,638	1,098,596
Kinder Morgan, Inc.	96,249	2,051,066
Occidental Petroleum Corp.	43,766	2,868,861
Phillips 66	35,244	2,755,728
Pioneer Natural Resources Co.	12,599	2,343,036
Statoil ASA	58,571	1,032,677
Total SA	58,494	2,918,613
Valero Energy Corp.	27,666	1,879,905

		$38,568,403

Personal Products — 0.1%
Unilever NV	21,499	$1,017,721

		$1,017,721

Pharmaceuticals — 1.8%
Johnson & Johnson	61,285	$7,489,640
Merck & Co., Inc.	34,502	2,272,647
Novartis AG	16,997	1,327,328
Pfizer, Inc.	61,213	2,088,587
Roche Holding AG PC	3,958	963,394
Sanofi	12,039	1,038,460

		$15,180,056

Security	Shares	Value

Professional Services — 0.7%
Bureau Veritas SA	44,598	$851,103
RELX PLC	206,526	3,857,232
Wolters Kluwer NV	30,946	1,268,366

		$5,976,701

Real Estate Management & Development — 0.3%
Deutsche Wohnen AG, Bearer Shares	36,535	$1,253,887
Swiss Prime Site AG	11,144	967,782

		$2,221,669

Road & Rail — 0.4%
Union Pacific Corp.	31,024	$3,348,731

		$3,348,731

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.(1)	58,534	$3,634,961
Analog Devices, Inc.	30,549	2,502,880
Applied Materials, Inc.	87,982	3,186,708
Broadcom, Ltd.	11,928	2,515,973
Intel Corp.	134,140	4,855,868
MKS Instruments, Inc.	56,058	3,677,405
QUALCOMM, Inc.	36,194	2,044,237
Silicon Laboratories, Inc.(1)	42,109	2,842,357
Texas Instruments, Inc.	45,264	3,468,128
Xperi Corp.	65,349	2,342,762

		$31,071,279

Software — 4.3%
Adobe Systems, Inc.(1)	20,233	$2,394,373
CDK Global, Inc.	39,020	2,592,099
Dassault Systemes SE	12,885	1,040,927
Intuit, Inc.	55,643	6,979,858
Microsoft Corp.	173,706	11,113,710
Oracle Corp.	162,912	6,938,422
Sage Group PLC (The)	348,034	2,789,217
salesforce.com, inc.(1)	24,814	2,018,619
SAP SE	11,955	1,113,636

		$36,980,861

Specialty Retail — 1.7%
Hennes & Mauritz AB, Class B	48,867	$1,288,397
Home Depot, Inc. (The)	46,709	6,768,601
Lowe’s Cos., Inc.	46,109	3,429,126
TJX Cos., Inc. (The)	42,086	3,301,647

		$14,787,771

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	123,323	$16,894,018
Electronics for Imaging, Inc.(1)	55,029	2,535,186
Hewlett Packard Enterprise Co.	66,476	1,516,982

		$20,946,186

Textiles, Apparel & Luxury Goods — 0.8%
Compagnie Financiere Richemont SA, Class A	14,930	$1,099,731
NIKE, Inc., Class B	66,228	3,785,592
Swatch Group AG (The), Bearer Shares	4,987	1,658,770

		$6,544,093

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	117,826	$2,178,603

		$2,178,603

Tobacco — 0.5%
British American Tobacco PLC	30,107	$1,901,695
Philip Morris International, Inc.	18,363	2,007,994

		$3,909,689

Total Common Stocks (identified cost $546,323,510)		$694,453,868

Exchange-Traded Funds — 6.9%

Security	Shares	Value

Equity Funds — 6.9%
iShares MSCI Brazil Capped ETF	216,000	$8,149,680
iShares MSCI South Korea Capped ETF	146,200	8,561,472
iShares MSCI Taiwan Capped ETF	258,050	8,358,239
VanEck Vectors Junior Gold Miners ETF	470,000	17,357,100
VanEck Vectors Russia ETF	439,500	8,864,715
WisdomTree India Earnings Fund	373,300	8,458,978

Total Exchange-Traded Funds (identified cost $53,985,274)		$59,750,184

Short-Term Investments — 11.0%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.92%(2)	95,505,295	$95,533,947

Total Short-Term Investments (identified cost $95,521,261)		$95,533,947

Total Investments — 98.2% (identified cost $695,830,045)		$849,737,999

Other Assets, Less Liabilities — 1.8%		$15,749,349

Net Assets — 100.0%		$865,487,348

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.9%	$674,105,008
United Kingdom	6.7	57,449,603
Switzerland	1.8	15,403,911
France	1.5	12,712,603
Germany	1.1	9,531,069
Netherlands	0.7	6,113,147
Singapore	0.3	2,515,973
Sweden	0.3	2,305,392
Finland	0.2	2,054,040
Spain	0.2	1,918,679
Italy	0.2	1,878,867
Denmark	0.2	1,868,250
Portugal	0.1	1,098,596
Norway	0.1	1,032,677
Exchange-Traded Funds	6.9	59,750,184

Total Investments	98.2%	$849,737,999

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	36,000,000	USD	38,224,800	Morgan Stanley & Co. International PLC	3/3/17	$—	$(85,082)
GBP	39,000,000	USD	48,605,700	Morgan Stanley & Co. International PLC	3/3/17	—	(211,815)
USD	38,757,600	EUR	36,000,000	Morgan Stanley & Co. International PLC	3/3/17	617,882	—
USD	49,336,950	GBP	39,000,000	Morgan Stanley & Co. International PLC	3/3/17	943,065	—
USD	34,025,920	EUR	32,000,000	Morgan Stanley & Co. International PLC	4/3/17	74,257	—
USD	48,644,505	GBP	39,000,000	Morgan Stanley & Co. International PLC	4/3/17	210,784	—

						$1,845,988	$(296,897)

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Equity Futures
E-mini MSCI Emerging Markets Index	1,800	Long	Mar-17	$79,087,500	$83,772,000	$4,684,500
Russell 2000 Index Mini	240	Long	Mar-17	16,470,464	16,620,000	149,536

						$4,834,036

Abbreviations:

PC	–	Participation Certificate

Currency Abbreviations:

EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $600,308,784)	$754,204,052
Affiliated investment, at value (identified cost, $95,521,261)	95,533,947
Restricted cash*	4,392,098
Foreign currency, at value (identified cost, $3,707)	3,783
Dividends receivable	1,524,118
Dividends receivable from affiliated investment	67,157
Receivable for investments sold	10,043,447
Receivable for Fund shares sold	973,788
Receivable for open forward foreign currency exchange contracts	1,845,988
Tax reclaims receivable	701,517
Total assets	$869,289,895

Liabilities
Payable for Fund shares redeemed	$1,604,703
Payable for variation margin on open financial futures contracts	975,600
Payable for open forward foreign currency exchange contracts	296,897
Payable to affiliates:
Investment adviser and administration fee	589,689
Distribution and service fees	173,270
Accrued expenses	162,388
Total liabilities	$3,802,547
Net Assets	$865,487,348

Sources of Net Assets
Paid-in capital	$699,255,420
Accumulated net realized gain	8,605,279
Accumulated distributions in excess of net investment income	(2,612,171)
Net unrealized appreciation	160,238,820
Total	$865,487,348

Class A Shares
Net Assets	$161,814,034
Shares Outstanding	10,332,900
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.66
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.62

Class C Shares
Net Assets	$181,952,856
Shares Outstanding	11,733,126
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$15.51

Class I Shares
Net Assets	$521,720,458
Shares Outstanding	33,292,717
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.67

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2017
Dividends (net of foreign taxes, $66,075)	$8,040,900
Interest allocated from/dividends from affiliated investment	345,379
Expenses allocated from affiliated investment	(940)
Total investment income	$8,385,339

Expenses
Investment adviser and administration fee	$3,655,575
Distribution and service fees
Class A	209,040
Class C	911,201
Trustees’ fees and expenses	24,993
Custodian fee	92,293
Transfer and dividend disbursing agent fees	251,748
Legal and accounting services	41,919
Printing and postage	30,140
Registration fees	31,695
Miscellaneous	36,056
Total expenses	$5,284,660

Net investment income	$3,100,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$17,849,876
Investment transactions in/allocated from affiliated investment	19,863
Financial futures contracts	1,177,212
Foreign currency and forward foreign currency exchange contract transactions	3,196,944
Net realized gain	$22,243,895
Change in unrealized appreciation (depreciation) —
Investments	$44,778,745
Investments — affiliated investment	12,686
Financial futures contracts	2,744,266
Foreign currency and forward foreign currency exchange contracts	1,036,839
Net change in unrealized appreciation (depreciation)	$48,572,536

Net realized and unrealized gain	$70,816,431

Net increase in net assets from operations	$73,917,110

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
From operations —
Net investment income	$3,100,679	$10,350,118
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	22,243,895	3,584,795
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	48,572,536	56,715,718
Net increase in net assets from operations	$73,917,110	$70,650,631
Distributions to shareholders —
From net investment income
Class A	$(1,293,702)	$(4,179,812)
Class C	(15,597)	(2,669,172)
Class I	(5,044,255)	(11,650,679)
From net realized gain
Class A	(4,062,980)	—
Class C	(4,502,799)	—
Class I	(11,758,441)	—
Total distributions to shareholders	$(26,677,774)	$(18,499,663)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,393,790	$21,174,624
Class C	12,056,091	18,565,060
Class I	115,204,143	146,112,371
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,623,293	2,796,015
Class C	2,064,675	1,208,261
Class I	7,633,118	4,824,708
Cost of shares redeemed
Class A	(38,734,332)	(78,675,337)
Class C	(32,086,008)	(52,236,855)
Class I	(113,641,235)	(223,414,264)
Net decrease in net assets from Fund share transactions	$(29,486,465)	$(159,645,417)

Net increase (decrease) in net assets	$17,752,871	$(107,494,449)

Net Assets
At beginning of period	$847,734,477	$955,228,926
At end of period	$865,487,348	$847,734,477

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,612,171)	$640,704

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Financial Highlights

	Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$14.810		$13.940	$14.900	$12.600	$10.850	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.057		$0.161	$0.127	$0.145	$0.124	$0.102
Net realized and unrealized gain (loss)	1.288		0.995	(0.938)	2.219	1.755	0.836

Total income (loss) from operations	$1.345		$1.156	$(0.811)	$2.364	$1.879	$0.938

Less Distributions
From net investment income	$(0.120)		$(0.286)	$(0.084)	$(0.064)	$(0.129)	$(0.058)
From net realized gain	(0.375)		—	(0.065)	—	—	—

Total distributions	$(0.495)		$(0.286)	$(0.149)	$(0.064)	$(0.129)	$(0.058)

Net asset value — End of period	$15.660		$14.810	$13.940	$14.900	$12.600	$10.850

Total Return(2)	9.24	%(3)	8.38%	(5.49)%	18.79%	17.47%	9.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,814		$172,992	$217,251	$247,408	$132,450	$90,061
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.25	%(5)	1.26%	1.25%	1.26%	1.32%	1.35%
Net investment income	0.76	%(5)	1.15%	0.86%	1.02%	1.04%	1.00%
Portfolio Turnover	14	%(3)	57%	40%	49%	47%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning period	$14.610		$13.750	$14.720	$12.490	$10.750	$9.890

Income (Loss) From Operations
Net investment income(1)	$0.001		$0.057	$0.016	$0.035	$0.034	$0.025
Net realized and unrealized gain (loss)	1.275		0.981	(0.921)	2.195	1.744	0.835

Total income (loss) from operations	$1.276		$1.038	$(0.905)	$2.230	$1.778	$0.860

Less Distributions
From net investment income	$(0.001)		$(0.178)	$—	$—	$(0.038)	$—
From net realized gain	(0.375)		—	(0.065)	—	—	—

Total distributions	$(0.376)		$(0.178)	$(0.065)	$—	$(0.038)	$—

Net asset value — End of period	$15.510		$14.610	$13.750	$14.720	$12.490	$10.750

Total Return(2)	8.86	%(3)	7.60%	(6.17)%	17.85%	16.58%	8.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,953		$189,050	$210,265	$219,687	$95,752	$66,254
Ratios (as a percentage of average daily net assets):
Expenses(4)	2.00	%(5)	2.01%	2.00%	2.01%	2.07%	2.10%
Net investment income	0.01	%(5)	0.41%	0.11%	0.25%	0.29%	0.25%
Portfolio Turnover	14	%(3)	57%	40%	49%	47%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$14.840		$13.970	$14.930	$12.620	$10.860	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.077		$0.201	$0.167	$0.183	$0.151	$0.126
Net realized and unrealized gain (loss)	1.289		0.995	(0.942)	2.214	1.765	0.828

Total income (loss) from operations	$1.366		$1.196	$(0.775)	$2.397	$1.916	$0.954

Less Distributions
From net investment income	$(0.161)		$(0.326)	$(0.120)	$(0.087)	$(0.156)	$(0.084)
From net realized gain	(0.375)		—	(0.065)	—	—	—

Total distributions	$(0.536)		$(0.326)	$(0.185)	$(0.087)	$(0.156)	$(0.084)

Net asset value — End of period	$15.670		$14.840	$13.970	$14.930	$12.620	$10.860

Total Return(2)	9.38	%(3)	8.67%	(5.25)%	19.04%	17.84%	9.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$521,720		$485,693	$527,713	$715,752	$247,981	$145,897
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.00	%(5)	1.01%	1.00%	1.01%	1.07%	1.10%
Net investment income	1.02	%(5)	1.43%	1.13%	1.27%	1.26%	1.24%
Portfolio Turnover	14	%(3)	57%	40%	49%	47%	42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the

17

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax

18

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$696,024,853

Gross unrealized appreciation	$163,060,245
Gross unrealized depreciation	(9,347,099)

Net unrealized appreciation	$153,713,146

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended February 28, 2017, the investment adviser and administration fee amounted to $3,655,575 or 0.88% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2017, EVM earned $3,141 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $29,552 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2017 amounted to $209,040 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2017, the Fund paid or accrued to EVD $683,401 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2017 amounted to $227,800 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. For the six months ended February 28, 2017, the Fund was informed that EVD received approximately $400 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $99,453,347 and $151,336,989, respectively, for the six months ended February 28, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	949,627	1,528,459
Issued to shareholders electing to receive payments of distributions in Fund shares	242,361	197,319
Redemptions	(2,538,837)	(5,630,208)

Net decrease	(1,346,849)	(3,904,430)

Class C	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	804,778	1,347,419
Issued to shareholders electing to receive payments of distributions in Fund shares	139,223	85,936
Redemptions	(2,148,857)	(3,782,489)

Net decrease	(1,204,856)	(2,349,134)

Class I	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	7,538,072	10,507,700
Issued to shareholders electing to receive payments of distributions in Fund shares	510,235	340,248
Redemptions	(7,478,672)	(15,888,983)

Net increase (decrease)	569,635	(5,041,035)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 28, 2017 is included in the Portfolio of Investments. At February 28, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $296,897. At February 28, 2017, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$4,834,036	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	1,845,988	(2)	(296,897	)(3)

Total		$6,680,024		$(296,897)

Derivatives not subject to master netting or similar agreements		$4,834,036		$—

Total Derivatives subject to master netting or similar agreements		$1,845,988		$(296,897)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of February 28, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Morgan Stanley & Co. International PLC	$1,845,988	$(296,897)	$(1,360,324)	$—	$188,767

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Morgan Stanley & Co. International PLC	$(296,897)	$296,897	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended February 28, 2017 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$1,177,212	$2,744,266
Foreign Exchange	Forward foreign currency exchange contracts	3,271,325	1,055,034

Total		$4,448,537	$3,799,300

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended February 28, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$92,149,000	$117,543,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2017.

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$72,718,274	$12,461,106	$—	$85,179,380
Consumer Staples	7,439,645	8,326,555	—	15,766,200
Energy	50,256,671	12,063,768	—	62,320,439
Financials	173,825,600	21,354,688	—	195,180,288
Health Care	14,105,302	3,329,182	—	17,434,484
Industrials	48,941,337	13,863,931	—	62,805,268
Information Technology	176,530,396	7,827,691	—	184,358,087
Materials	34,298,707	13,819,989	—	48,118,696
Real Estate	—	8,161,080	—	8,161,080
Telecommunication Services	6,995,158	930,225	—	7,925,383
Utilities	7,204,563	—	—	7,204,563

Total Common Stocks	$592,315,653	$102,138,215 *	$—	$694,453,868

Exchange-Traded Funds	$59,750,184	$—	$—	$59,750,184
Short-Term Investments	—	95,533,947	—	95,533,947

Total Investments	$652,065,837	$197,672,162	$—	$849,737,999

Forward Foreign Currency Exchange Contracts	$—	$1,845,988	$—	$1,845,988
Futures Contracts	4,834,036	—	—	4,834,036

Total	$656,899,873	$199,518,150	$—	$856,418,023

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(296,897)	$—	$(296,897)

Total	$—	$(296,897)	$—	$(296,897)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

24

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2017

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.28.17

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2017

Eaton Vance

Worldwide Health Sciences Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	29

Important Notices	30

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Performance1,2

Portfolio Managers Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Management (International) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	0.19%	6.71%	15.19%	10.42%
Class A with 5.75% Maximum Sales Charge	—	—	–5.57	0.56	13.84	9.76
Class B at NAV	09/23/1996	07/26/1985	–0.17	5.84	14.34	9.61
Class B with 5% Maximum Sales Charge	—	—	–4.61	1.13	14.10	9.61
Class C at NAV	01/05/1998	07/26/1985	–0.27	5.79	14.31	9.59
Class C with 1% Maximum Sales Charge	—	—	–1.15	4.85	14.31	9.59
Class I at NAV	10/01/2009	07/26/1985	0.28	6.88	15.46	10.61
Class R at NAV	09/08/2003	07/26/1985	0.09	6.40	14.89	10.15
MSCI World Health Care Index	—	—	2.17%	10.73%	14.24%	8.14%
S&P 500 Index	—	—	10.01	24.98	14.00	7.61

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
Gross		1.40%	2.15%	2.15%	1.15%	1.65%
Net		1.39	2.14	2.14	1.14	1.64

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Allergan PLC	5.9%

Roche Holding AG PC	5.7

Eli Lilly & Co.	5.6

Celgene Corp.	4.7

UnitedHealth Group, Inc.	3.9

Pfizer, Inc.	3.8

Biogen, Inc.	3.8

Medtronic PLC	3.8

Zoetis, Inc.	3.8

Johnson & Johnson	3.6

Total	44.6%

Country Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.90	$6.55	**	1.32%
Class B	$1,000.00	$998.30	$10.26	**	2.07%
Class C	$1,000.00	$997.30	$10.25	**	2.07%
Class I	$1,000.00	$1,002.80	$5.31	**	1.07%
Class R	$1,000.00	$1,000.90	$7.79	**	1.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.61	**	1.32%
Class B	$1,000.00	$1,014.50	$10.34	**	2.07%
Class C	$1,000.00	$1,014.50	$10.34	**	2.07%
Class I	$1,000.00	$1,019.50	$5.36	**	1.07%
Class R	$1,000.00	$1,017.00	$7.85	**	1.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2017
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $1,062,697,512)	$1,177,763,225
Receivable for Fund shares sold	987,872
Receivable from affiliates	9,652
Total assets	$1,178,760,749

Liabilities
Payable for Fund shares redeemed	$4,737,123
Payable to affiliates:
Administration fee	132,894
Distribution and service fees	346,798
Accrued expenses	336,852
Total liabilities	$5,553,667
Net Assets	$1,173,207,082

Sources of Net Assets
Paid-in capital	$1,033,667,616
Accumulated net realized gain from Portfolio	36,133,482
Accumulated net investment loss	(11,659,729)
Net unrealized appreciation from Portfolio	115,065,713
Total	$1,173,207,082

Class A Shares
Net Assets	$724,121,676
Shares Outstanding	73,252,887
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.89
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.49

Class B Shares
Net Assets	$7,317,729
Shares Outstanding	721,296
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.15

Class C Shares
Net Assets	$242,423,109
Shares Outstanding	24,112,507
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.05

Class I Shares
Net Assets	$141,495,769
Shares Outstanding	14,006,171
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.10

Class R Shares
Net Assets	$57,848,799
Shares Outstanding	5,484,582
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2017
Dividends allocated from Portfolio (net of foreign taxes, $60,071)	$6,131,817
Interest allocated from Portfolio	10,534
Expenses allocated from Portfolio	(5,056,725)
Total investment income from Portfolio	$1,085,626

Expenses
Administration fee	$920,207
Distribution and service fees
Class A	936,270
Class B	43,731
Class C	1,275,404
Class R	147,732
Trustees’ fees and expenses	250
Custodian fee	29,909
Transfer and dividend disbursing agent fees	725,994
Legal and accounting services	37,068
Printing and postage	76,486
Registration fees	41,476
Miscellaneous	11,137
Total expenses	$4,245,664
Deduct —
Allocation of expenses to affiliates	$341,264
Total expense reductions	$341,264

Net expenses	$3,904,400

Net investment loss	$(2,818,774)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$25,981,577
Written options	1,684,613
Foreign currency transactions	(123,685)
Net realized gain	$27,542,505
Change in unrealized appreciation (depreciation) —
Investments	$(37,648,229)
Foreign currency	(116,121)
Net change in unrealized appreciation (depreciation)	$(37,764,350)

Net realized and unrealized loss	$(10,221,845)

Net decrease in net assets from operations	$(13,040,619)

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
From operations —
Net investment loss	$(2,818,774)	$(12,206,025)
Net realized gain from investment transactions, written options and foreign currency transactions	27,542,505	177,934,325
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(37,764,350)	(296,993,250)
Net decrease in net assets from operations	$(13,040,619)	$(131,264,950)
Distributions to shareholders —
From net realized gain
Class A	$(81,492,937)	$(92,129,561)
Class B	(938,911)	(1,463,840)
Class C	(27,192,655)	(30,900,375)
Class I	(17,097,722)	(20,307,804)
Class R	(6,055,607)	(6,786,456)
Total distributions to shareholders	$(132,777,832)	$(151,588,036)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$29,630,523	$84,090,439
Class B	53,514	498,298
Class C	8,933,810	25,956,566
Class I	41,865,887	75,747,962
Class R	5,880,122	19,675,391
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	73,913,347	83,928,331
Class B	879,445	1,360,951
Class C	22,487,759	25,504,758
Class I	12,263,579	16,188,014
Class R	5,841,670	6,540,218
Cost of shares redeemed
Class A	(151,109,656)	(216,724,123)
Class B	(1,393,091)	(3,172,911)
Class C	(52,446,209)	(62,378,332)
Class I	(70,254,874)	(111,313,418)
Class R	(13,760,454)	(32,116,100)
Net asset value of shares exchanged
Class A	2,075,282	3,067,553
Class B	(2,075,282)	(3,067,553)
Net decrease in net assets from Fund share transactions	$(87,214,628)	$(86,213,956)

Net decrease in net assets	$(233,033,079)	$(369,066,942)

Net Assets
At beginning of period	$1,406,240,161	$1,775,307,103
At end of period	$1,173,207,082	$1,406,240,161

Accumulated net investment loss included in net assets
At end of period	$(11,659,729)	$(8,840,955)

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Financial Highlights

	Class A
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$11.140		$13.210		$13.390	$10.890	$10.200	$9.680

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.016)		$(0.074)		$(0.098)	$(0.046)	$0.040	$0.055
Net realized and unrealized gain (loss)	(0.073)		(0.824)		1.936	3.980	2.121	1.369

Total income (loss) from operations	$(0.089)		$(0.898)		$1.838	$3.934	$2.161	$1.424

Less Distributions
From net investment income	$—		$—		$—	$(0.069)	$(0.202)	$—
From net realized gain	(1.161)		(1.172)		(2.018)	(1.365)	(1.269)	(0.904)

Total distributions	$(1.161)		$(1.172)		$(2.018)	$(1.434)	$(1.471)	$(0.904)

Net asset value — End of period	$9.890		$11.140		$13.210	$13.390	$10.890	$10.200

Total Return(2)	0.19	%(3)(4)	(7.31	)%(3)	15.31%	39.31%	24.28%	16.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$724,122		$857,636		$1,073,699	$960,881	$754,945	$685,275
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.32	%(3)(7)	1.48	%(3)	1.44%	1.46%	1.39%	1.47%
Net investment income (loss)	(0.32	)%(7)	(0.64)%		(0.73)%	(0.38)%	0.39%	0.58%
Portfolio Turnover of the Portfolio	18	%(4)	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.06% and less than 0.005% of average daily net assets for the six months ended February 28, 2017 and the year ended August 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$11.440		$13.640		$13.840	$11.200	$10.420	$9.930

Income (Loss) From Operations
Net investment loss(1)	$(0.056)		$(0.168)		$(0.205)	$(0.139)	$(0.033)	$(0.026)
Net realized and unrealized gain (loss)	(0.073)		(0.860)		2.023	4.108	2.175	1.420

Total income (loss) from operations	$(0.129)		$(1.028)		$1.818	$3.969	$2.142	$1.394

Less Distributions
From net investment income	$—		$—		$—	$—	$(0.093)	$—
From net realized gain	(1.161)		(1.172)		(2.018)	(1.329)	(1.269)	(0.904)

Total distributions	$(1.161)		$(1.172)		$(2.018)	$(1.329)	$(1.362)	$(0.904)

Net asset value — End of period	$10.150		$11.440		$13.640	$13.840	$11.200	$10.420

Total Return(2)	(0.17	)%(3)(4)	(8.08	)%(3)	14.60%	38.23%	23.25%	15.46%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,318		$10,987		$18,211	$22,917	$26,543	$36,333
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.07	%(3)(7)	2.23	%(3)	2.20%	2.21%	2.14%	2.22%
Net investment loss	(1.08	)%(7)	(1.40)%		(1.47)%	(1.12)%	(0.31)%	(0.26)%
Portfolio Turnover of the Portfolio	18	%(4)	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.06% and less than 0.005% of average daily net assets for the six months ended February 28, 2017 and the year ended August 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$11.350		$13.530		$13.760	$11.160	$10.410	$9.930

Income (Loss) From Operations
Net investment loss(1)	$(0.055)		$(0.165)		$(0.204)	$(0.140)	$(0.038)	$(0.017)
Net realized and unrealized gain (loss)	(0.084)		(0.843)		1.992	4.092	2.181	1.401

Total income (loss) from operations	$(0.139)		$(1.008)		$1.788	$3.952	$2.143	$1.384

Less Distributions
From net investment income	$—		$—		$—	$—	$(0.124)	$—
From net realized gain	(1.161)		(1.172)		(2.018)	(1.352)	(1.269)	(0.904)

Total distributions	$(1.161)		$(1.172)		$(2.018)	$(1.352)	$(1.393)	$(0.904)

Net asset value — End of period	$10.050		$11.350		$13.530	$13.760	$11.160	$10.410

Total Return(2)	(0.27	)%(3)(4)	(8.00	)%(3)	14.46%	38.26%	23.36%	15.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$242,423		$294,299		$365,081	$298,114	$224,863	$201,008
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	2.07	%(3)(7)	2.23	%(3)	2.19%	2.21%	2.14%	2.22%
Net investment loss	(1.07	)%(7)	(1.39)%		(1.48)%	(1.13)%	(0.36)%	(0.17)%
Portfolio Turnover of the Portfolio	18	%(4)	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.06% and less than 0.005% of average daily net assets for the six months ended February 28, 2017 and the year ended August 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$11.340		$13.400		$13.520	$10.980	$10.280	$9.720

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.004)		$(0.046)		$(0.065)	$(0.016)	$0.064	$0.082
Net realized and unrealized gain (loss)	(0.075)		(0.842)		1.963	4.018	2.133	1.382

Total income (loss) from operations	$(0.079)		$(0.888)		$1.898	$4.002	$2.197	$1.464

Less Distributions
From net investment income	$—		$—		$—	$(0.097)	$(0.228)	$—
From net realized gain	(1.161)		(1.172)		(2.018)	(1.365)	(1.269)	(0.904)

Total distributions	$(1.161)		$(1.172)		$(2.018)	$(1.462)	$(1.497)	$(0.904)

Net asset value — End of period	$10.100		$11.340		$13.400	$13.520	$10.980	$10.280

Total Return(2)	0.28	%(3)(4)	(7.13	)%(3)	15.64%	39.69%	24.52%	16.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,496		$176,958		$233,051	$149,535	$83,020	$62,857
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.07	%(3)(7)	1.23	%(3)	1.19%	1.21%	1.14%	1.22%
Net investment income (loss)	(0.07	)%(7)	(0.39)%		(0.48)%	(0.14)%	0.62%	0.86%
Portfolio Turnover of the Portfolio	18	%(4)	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.06% and less than 0.005% of average daily net assets for the six months ended February 28, 2017 and the year ended August 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$11.810		$13.980		$14.080	$11.390	$10.600	$10.040

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.030)		$(0.110)		$(0.140)	$(0.081)	$0.012	$0.035
Net realized and unrealized gain (loss)	(0.069)		(0.888)		2.058	4.182	2.220	1.429

Total income (loss) from operations	$(0.099)		$(0.998)		$1.918	$4.101	$2.232	$1.464

Less Distributions
From net investment income	$—		$—		$—	$(0.046)	$(0.173)	$—
From net realized gain	(1.161)		(1.172)		(2.018)	(1.365)	(1.269)	(0.904)

Total distributions	$(1.161)		$(1.172)		$(2.018)	$(1.411)	$(1.442)	$(0.904)

Net asset value — End of period	$10.550		$11.810		$13.980	$14.080	$11.390	$10.600

Total Return(2)	0.09	%(3)(4)	(7.64	)%(3)	15.11%	38.96%	23.94%	16.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,849		$66,361		$85,264	$52,429	$33,628	$27,469
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	1.57	%(3)(7)	1.73	%(3)	1.69%	1.71%	1.64%	1.72%
Net investment income (loss)	(0.57	)%(7)	(0.89)%		(0.99)%	(0.64)%	0.11%	0.35%
Portfolio Turnover of the Portfolio	18	%(4)	70%		51%	57%	51%	63%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-advisers and administrator reimbursed certain operating expenses (equal to 0.06% and less than 0.005% of average daily net assets for the six months ended February 28, 2017 and the year ended August 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date.

14

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2016, the Fund had a late year ordinary loss of $8,124,133 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2017, the administration fee amounted to $920,207. Investment adviser fees are paid by the Portfolio to EVM and EVM pays sub-adviser fees to Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., and OrbiMed Advisors LLC (OrbiMed). See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM, EVMI and OrbiMed have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and before the application of the performance adjustment to the investment adviser fee) exceed 1.25%, 2.00%, 2.00%, 1.00% and 1.50% of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2017. Pursuant to this agreement, EVM, EVMI and OrbiMed were allocated $341,264 in total of the Fund’s operating expenses for the six months ended February 28, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2017, EVM earned $46,392 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $24,721 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2017. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2017 amounted to $936,270 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2017, the Fund paid or accrued to EVD $32,798 and $956,553 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2017, the Fund paid or accrued to EVD $73,866 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2017 amounted to $10,933, $318,851 and $73,866 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

15

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2017, the Fund was informed that EVD received approximately $9,000, $300 and $8,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended February 28, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $813,297 and $223,329,788, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	3,045,329	7,191,759
Issued to shareholders electing to receive payments of distributions in Fund shares	8,185,310	7,100,536
Redemptions	(15,187,082)	(18,812,846)
Exchange from Class B shares	208,944	267,494

Net decrease	(3,747,499)	(4,253,057)

Class B	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	5,388	40,437
Issued to shareholders electing to receive payments of distributions in Fund shares	94,768	111,462
Redemptions	(135,749)	(267,464)
Exchange to Class A shares	(203,494)	(259,676)

Net decrease	(239,087)	(375,241)

Class C	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	928,705	2,162,510
Issued to shareholders electing to receive payments of distributions in Fund shares	2,446,981	2,106,090
Redemptions	(5,197,826)	(5,307,201)

Net decrease	(1,822,140)	(1,038,601)

16

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	4,142,235	6,455,165
Issued to shareholders electing to receive payments of distributions in Fund shares	1,330,106	1,346,757
Redemptions	(7,068,198)	(9,589,299)

Net decrease	(1,595,857)	(1,787,377)

Class R	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	549,160	1,595,159
Issued to shareholders electing to receive payments of distributions in Fund shares	605,982	520,718
Redemptions	(1,288,060)	(2,599,349)

Net decrease	(132,918)	(483,472)

17

Worldwide Health Sciences Portfolio

February 28, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Biotechnology — 28.5%
AbbVie, Inc.	187,548	$11,597,968
Alexion Pharmaceuticals, Inc.(1)	234,509	30,779,306
Biogen, Inc.(1)	154,569	44,608,613
BioMarin Pharmaceutical, Inc.(1)	292,429	27,467,856
Bioverativ, Inc.(1)	77,284	4,024,951
Celgene Corp.(1)	444,921	54,952,193
Galapagos NV(1)	99,828	7,040,979
Gilead Sciences, Inc.	550,067	38,768,722
Incyte Corp.(1)	198,561	26,428,469
Regeneron Pharmaceuticals, Inc.(1)	45,415	16,962,503
Shire PLC	701,207	42,281,780
Shire PLC ADR	82,128	14,840,530
Vertex Pharmaceuticals, Inc.(1)	180,739	16,378,568

		$336,132,438

Health Care Equipment — 16.8%
Edwards Lifesciences Corp.(1)	269,163	$25,312,089
Hologic, Inc.(1)	491,712	19,953,673
Intuitive Surgical, Inc.(1)	46,205	34,053,085
Medtronic PLC	546,329	44,203,479
Teleflex, Inc.	81,894	15,656,495
Wright Medical Group NV(1)	920,760	25,670,789
Zimmer Biomet Holdings, Inc.	282,439	33,067,958

		$197,917,568

Health Care Facilities — 1.7%
HCA Holdings, Inc.(1)	224,376	$19,574,562

		$19,574,562

Health Care Supplies — 1.4%
Cooper Cos., Inc. (The)	85,807	$17,087,606

		$17,087,606

Life Sciences Tools & Services — 3.1%
Thermo Fisher Scientific, Inc.	231,352	$36,479,583

		$36,479,583

Managed Health Care — 7.3%
Aetna, Inc.	191,137	$24,610,800
Humana, Inc.	69,017	14,579,841
UnitedHealth Group, Inc.	281,146	46,495,926

		$85,686,567

Security	Shares	Value

Pharmaceuticals — 40.2%
Allergan PLC	281,471	$68,909,730
Bristol-Myers Squibb Co.	721,457	40,913,826
Eli Lilly & Co.	792,297	65,610,115
Johnson & Johnson	347,253	42,437,789
Merck & Co., Inc.	247,081	16,275,225
Novartis AG	93,506	7,302,061
Novo Nordisk A/S, Class B	766,182	27,128,159
Pfizer, Inc.	1,327,953	45,309,756
Roche Holding AG PC	274,764	66,878,745
Santen Pharmaceutical Co., Ltd.	1,824,161	26,152,637
UCB SA	314,133	22,355,633
Zoetis, Inc.	828,810	44,183,861

		$473,457,537

Total Common Stocks (identified cost $1,050,542,725)		$1,166,335,861

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(2)	5,460,174	$5,461,812

Total Short-Term Investments (identified cost $5,461,266)		$5,461,812

Total Investments — 99.5% (identified cost $1,056,003,991)		$1,171,797,673

Other Assets, Less Liabilities — 0.5%		$5,965,898

Net Assets — 100.0%		$1,177,763,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	81.3%	$957,817,149
Switzerland	6.3	74,180,806
United Kingdom	4.9	57,122,310
Belgium	2.5	29,396,612
Denmark	2.3	27,128,159
Japan	2.2	26,152,637

Total Investments	99.5%	$1,171,797,673

Abbreviations:

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $1,050,542,725)	$1,166,335,861
Affiliated investment, at value (identified cost, $5,461,266)	5,461,812
Cash	4,687
Foreign currency, at value (identified cost, $578)	594
Dividends receivable	1,359,391
Dividends receivable from affiliated investment	2,640
Tax reclaims receivable	5,282,987
Total assets	$1,178,447,972

Liabilities
Payable to affiliate:
Investment adviser fee	$611,397
Accrued expenses	73,004
Total liabilities	$684,401
Net Assets applicable to investors’ interest in Portfolio	$1,177,763,571

Sources of Net Assets
Investors’ capital	$1,062,222,711
Net unrealized appreciation	115,540,860
Total	$1,177,763,571

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2017
Dividends (net of foreign taxes, $60,071)	$6,113,795
Interest allocated from/dividends from affiliated investment	28,557
Expenses allocated from affiliated investment	(146)
Total investment income	$6,142,206

Expenses
Investment adviser fee	$4,811,239
Trustees’ fees and expenses	34,149
Custodian fee	139,439
Legal and accounting services	45,151
Miscellaneous	26,602
Total expenses	$5,056,580

Net investment income	$1,085,626

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$25,979,368
Investment transactions in/allocated from affiliated investment	2,216
Written options	1,684,614
Foreign currency transactions	(123,685)
Net realized gain	$27,542,513
Change in unrealized appreciation (depreciation) —
Investments	$(37,648,781)
Investments — affiliated investment	546
Foreign currency	(116,121)
Net change in unrealized appreciation (depreciation)	$(37,764,356)

Net realized and unrealized loss	$(10,221,843)

Net decrease in net assets from operations	$(9,136,217)

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
From operations —
Net investment income (loss)	$1,085,626	$(1,814,881)
Net realized gain from investment transactions, written options and foreign currency transactions	27,542,513	178,108,960
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(37,764,356)	(297,575,044)
Net decrease in net assets from operations	$(9,136,217)	$(121,280,965)
Capital transactions —
Contributions	$813,297	$13,755,144
Withdrawals	(223,329,788)	(261,921,658)
Net decrease in net assets from capital transactions	$(222,516,491)	$(248,166,514)

Net decrease in net assets	$(231,652,708)	$(369,447,479)

Net Assets
At beginning of period	$1,409,416,279	$1,778,863,758
At end of period	$1,177,763,571	$1,409,416,279

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2017

Financial Highlights

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.82	%(2)	0.95%	0.92%	0.92%	0.81%	0.80%
Net investment income (loss)	0.18	%(2)	(0.12)%	(0.21)%	0.17%	0.97%	1.24%
Portfolio Turnover	18	%(3)	70%	51%	57%	51%	63%

Total Return	0.45	%(3)	(6.82)%	15.91%	40.05%	24.99%	16.99%

Net assets, end of period (000’s omitted)	$1,177,764		$1,409,416	$1,778,864	$1,488,679	$1,129,151	$1,018,497

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2017, Eaton Vance Worldwide Health Sciences Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Portfolio’s investment in Cash Reserves Fund reflected the Portfolio’s proportionate interest in its net assets and the Portfolio recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

24

Worldwide Health Sciences Portfolio

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of February 28, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.775% of the Portfolio’s average daily net assets up to $500 million, 0.69% on net assets of $500 million but less than $1 billion, 0.62% on net

25

Worldwide Health Sciences Portfolio

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

assets of $1 billion but less than $1.5 billion, 0.56% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. Pursuant to a sub-advisory agreement effective July 1, 2016, EVM pays Eaton Vance Management (International) Limited (EVMI), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a research support agreement between EVM and OrbiMed Advisors LLC (OrbiMed) effective July 1, 2016, EVM pays OrbiMed a portion of its investment adviser fee for research services with respect to the Portfolio’s investment program. For the first three years of the term of such agreement, OrbiMed’s sub-advisory fee is subject to the portion of the performance adjustment that is attributable to OrbiMed’s tenure as investment adviser over the 36-month performance period. For the six months ended February 28, 2017, the Portfolio’s investment adviser fee, including an upward performance adjustment of $437,827, amounted to $4,811,239 or 0.78% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of EVM.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $218,759,457 and $414,809,367, respectively, for the six months ended February 28, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,058,377,371

Gross unrealized appreciation	$153,318,780
Gross unrealized depreciation	(39,898,478)

Net unrealized appreciation	$113,420,302

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2017.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2017, there were no obligations outstanding under these financial instruments.

26

Worldwide Health Sciences Portfolio

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

Written options activity for the six months ended February 28, 2017 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	$—
Options written	11,600	2,471,673
Options terminated in closing purchase transactions	(5,800)	(1,346,034)
Options expired	(5,800)	(1,125,639)

Outstanding, end of period	—	$—

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2017, the Portfolio entered into a combination of option transactions on an individual security to seek return and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Purchased options	$(48,368)	$—
Written options	1,684,614	—

Total	$1,636,246	$—

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended February 28, 2017, which is indicative of the volume of this derivative type, was 897 contracts.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Concentration of Risk

As the Portfolio invests a significant portion of its assets in the health sciences sector and may concentrate in the medical research and health care industry, it will likely be affected by events that adversely affect that sector or industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

27

Worldwide Health Sciences Portfolio

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$286,809,679	$49,322,759		$—	$336,132,438
Health Care Equipment	197,917,568	—		—	197,917,568
Health Care Facilities	19,574,562	—		—	19,574,562
Health Care Supplies	17,087,606	—		—	17,087,606
Life Sciences Tools & Services	36,479,583	—		—	36,479,583
Managed Health Care	85,686,567	—		—	85,686,567
Pharmaceuticals	323,640,302	149,817,235		—	473,457,537

Total Common Stocks	$967,195,867	$199,139,994	*	$—	$1,166,335,861

Short-Term Investments	$—	$5,461,812		$—	$5,461,812

Total Investments	$967,195,867	$204,601,806		$—	$1,171,797,673

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

28

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2017

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Worldwide Health Sciences Portfolio

Eaton Vance Management (International) Limited

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Investment Sub-Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017